ANNUAL REPORT

                                AUGUST 31, 1998






                                  ============
                                     TOWER
                                  MUTUAL FUNDS
                                  ============

                        TOWER CAPITAL APPRECIATION FUND
                                 CLASS A SHARES
                                 CLASS B SHARES

                     TOWER LOUISIANA MUNICIPAL INCOME FUND

                           TOWER MID CAP EQUITY FUND
                                 CLASS A SHARES
                                 CLASS B SHARES

                          TOWER TOTAL RETURN BOND FUND

                       TOWER U.S. GOVERNMENT INCOME FUND

                            TOWER CASH RESERVE FUND
                                 CLASS A SHARES
                                 CLASS B SHARES

                     TOWER U.S. TREASURY MONEY MARKET FUND

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TABLE OF CONTENTS
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PRESIDENT'S MESSAGE.........................................................   1
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION & ANALYSIS............................................   3
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PORTFOLIOS OF INVESTMENTS...................................................  19
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NOTES TO PORTFOLIOS OF INVESTMENTS..........................................  40
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STATEMENTS OF ASSETS AND LIABILITIES........................................  42
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STATEMENTS OF OPERATIONS....................................................  44
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STATEMENTS OF CHANGES IN NET ASSETS.........................................  46
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FINANCIAL HIGHLIGHTS........................................................  48
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COMBINED NOTES TO FINANCIAL STATEMENTS......................................  50
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REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS...........................  57
--------------------------------------------------------------------------------

- SHARES OF THE TOWER MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

- INVESTMENT IN THE SHARES OF THE TOWER MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

- TOWER CASH RESERVE FUND AND TOWER U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Annual Report to Shareholders for the Tower Mutual Funds. The report, which covers the funds' 12-month fiscal year from September 1, 1997 through August 31, 1998, includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and financial statements for each fund.

This report also contains information about Tower Mid Cap Equity Fund, the newest member of the Tower Mutual Funds family. This fund, which opened to investors on July 13, invests in the mid cap area of the stock market. It gives investors a way to diversify their stock holdings beyond large caps--while attempting to avoid the potentially high volatility associated with small-cap stocks.

Please note the following highlights for each fund over the 12-month reporting period:

     - TOWER CAPITAL APPRECIATION FUND delivered a positive return in the wake of extreme stock market volatility. The fund's Class A Shares achieved a one-year total return of 5.12%* through dividends of $0.07 per share and capital gains of $2.34 per share. The fund's income and capital gains helped it withstand a $1.24 decline in net asset value as stock prices fell late in the reporting period. The fund's Class B Shares delivered a total return of 4.36%* through capital gains of $2.34 per share. At the end of the reporting period, net assets in the fund totaled $290.6 million.

     - TOWER LOUISIANA MUNICIPAL INCOME FUND paid double-tax-free dividends** totaling $0.57 per share and capital gains totaling $0.05 per share. Through dividends, capital gains, and a $0.26 increase in the fund's net asset value, the fund produced a total return of 8.04%.* Net assets totaled $98.7 million at the end of the reporting period.

     - TOWER TOTAL RETURN BOND FUND paid a strong dividend stream totaling $0.58 per share and capital gains totaling $0.07 per share from a diversified portfolio of government and high quality corporate bonds. Reflecting an environment of decreasing yields, which increases bond prices, the fund's net asset value increased by $0.28. As a result, the fund achieved a positive total return of 9.51%.* At the end of the reporting period, net assets totaled more than $79 million.

     - TOWER U.S. GOVERNMENT INCOME FUND paid dividends of $0.60 per share. This income stream and a $0.35 increase in net asset value--which reflected an environment of decreasing yields and increasing bond prices--produced a strong total return of 9.74%.* At the end of the reporting period, net assets totaled $83.5 million.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charge. Total returns based on the maximum sales charge for the 12-month period are as follows: Tower Capital Appreciation Fund Class A Shares, 0.41%, Tower Capital Appreciation Fund Class B Shares, (1.36%); Tower Louisiana Municipal Income Fund, 4.77%; Tower Total Return Bond Fund, 6.21%; and Tower U.S. Government Income Fund, 6.43%. The total return for the 12-month period ended September 30, 1998, based upon net assets, was 4.79% for Tower Capital Appreciation Fund Class A Shares and 4.06% for Class B Shares.

** Income may be subject to the federal alternative minimum tax.

     - TOWER CASH RESERVE FUND*** paid dividends of $0.05 per share. At the end of the reporting period, net assets totaled more than $149 million.

     - TOWER U.S. TREASURY MONEY MARKET FUND*** paid dividends of $0.05 per share. At the end of the reporting period, net assets reached $175.1 million.

Thank you for pursuing your financial goals through the diversification and professional management of the Tower Mutual Funds. We'll continue to keep you up-to-date on your investment progress through the highest quality service possible.

Sincerely,

/s/ EDWARD C. GONZALES
------------------------
Edward C. Gonzales
President
October 15, 1998

*** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

---------------------------------------------------------------
MANAGEMENT DISCUSSION & ANALYSIS
---------------------------------------------------------------

---------------------------------------------------------------
   TOWER CAPITAL APPRECIATION FUND
   ANNUAL REPORT/12-MONTH PERIOD ENDED AUGUST 31, 1998
---------------------------------------------------------------

Q

     Stocks experienced an extreme level of day-to-day volatility at the end of the fund's fiscal year period, with the Dow ending August significantly off its historic July 17 high. What is your analysis of this unsteady market?

A

     The global economic slowdown has reached the U.S. Action in the market since the July 17 high is reflecting slower U.S. earnings growth.

Q

     How did Tower Capital Appreciation Fund perform over its fiscal year vs. its peer group--the Lipper Growth & Income Funds Average?*

A

     Tower Capital Appreciation Fund had a return of 5.12%** versus (1.39)% for the Lipper Growth and Income Funds average for the fiscal year ended August
31, 1998. These returns are net of fees.

Q

     Many evolving political and economic variables--at home and abroad--are driving the volatility of the market. As 1998 draws to a close, should investors expect the rocky ride to continue until these variables are resolved?

A

     We believe that the market will continue to be a rocky ride for some time to come.

 * Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

---------------------------------------------------------------
   TOWER CAPITAL APPRECIATION FUND--CLASS A SHARES
---------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN TOWER CAPITAL APPRECIATION FUND--CLASS A SHARES

     The graph below illustrates the hypothetical investment of $10,000 in the Tower Capital Appreciation Fund--Class A Shares (the "Fund") from October 14, 1988 (start of performance) to August 31, 1998, compared to the Standard & Poor's 500 Index ("S&P 500").+

                                                                                    Standard
                     Measurement Period                                            and Poors
                   (Fiscal Year Covered)                          The Fund            500
10/14/88                                                                  9550             10000
8/31/89                                                                  12634             13342
8/31/90                                                                  12241             12668
8/31/91                                                                  15150             16076
8/31/92                                                                  15594             17346
8/31/93                                                                  18384             19983
8/31/94                                                                  19169             21078
8/31/95                                                                  23139             25597
8/31/96                                                                  27311             30391
8/31/97                                                                  38115             42748
8/31/98                                                                  40066             46219

           AVERAGE ANNUAL TOTAL RETURN** FOR THE
                PERIOD ENDED AUGUST 31, 1998
       1 Year...............................................  0.41%
       5 Year............................................... 15.79%
       Start of Performance (10/14/88)...................... 15.08%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988. For the period from October 31, 1993 to August 31, 1996, the sales charge was reduced to 3.00%. For the fiscal year ended August 31, 1998, the sales charge was 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 4.50% sales charge.

---------------------------------------------------------------
   TOWER CAPITAL APPRECIATION FUND--CLASS B SHARES
---------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN TOWER CAPITAL APPRECIATION FUND--CLASS B SHARES

     The graph below illustrates the hypothetical investment of $10,000 in the Tower Capital Appreciation Fund--Class B Shares (the "Fund") from December 2, 1996 (start of performance) to August 31, 1998, compared to the Standard & Poor's 500 Index ("S&P 500").+

                                                                                    Standard
                     Measurement Period                                            and Poors
                   (Fiscal Year Covered)                          The Fund            500
12/2/96                                                                  10000             10000
8/31/97                                                                  11290             12048
8/31/98                                                                  11410             13026

           AVERAGE ANNUAL TOTAL RETURN** FOR THE
                PERIOD ENDED AUGUST 31, 1998
       1 Year............................................... (1.36%)
       Start of Performance (12/2/96)....................... 10.22%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.50% contingent deferred sales charge on any redemption less than two years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable contingent deferred sales charges.

---------------------------------------------------------------
   TOWER LOUISIANA MUNICIPAL INCOME FUND
   ANNUAL REPORT/12-MONTH PERIOD ENDED AUGUST 31, 1998
---------------------------------------------------------------

Q

     The fund's fiscal year ended August 31, 1998 was a relatively good period for municipal bonds, as yields have become very attractive when compared to U.S. Treasury yields. What's your review of the municipal bond marketplace over the reporting period?

A

     Municipal bond interest rates have declined much more slowly than U.S. Treasury bond rates. Municipal yields are now very attractive versus
Treasury bond yields for investors seeking tax exempt income. This opportunity is only temporary and will likely disappear as interest rates begin to stabilize.

Q

     How did Tower Louisiana Municipal Income Fund perform during the 12-month period ended August 31, 1998?

A

     The Tower Louisiana Municipal Income Fund experienced excellent performance during the period ended August 31, 1998. The net asset value of the fund rose $0.26 per share from $11.21 to $11.47 while the average quality of the fund remained AAA.*

Q

     What is the condition of the Louisiana economy and its municipal bond market?

A

     The Louisiana economy is experiencing steady growth much like the overall US economy. This growth has bolstered state and local government finances and opened the door for a possible quality rating upgrade for the state by the major rating services. In sum, the Louisiana municipal bond market offers investors looking for tax exempt income an attractive high quality alternative investment.

Q

     As expectations grow for an "easing," or reduction in interest rates by the Federal Reserve Board, what kind of environment do you see ahead for municipal bond investors?

A

     Looking ahead, interest rates on municipal securities will likely drift lower as the Federal Reserve Board moves to lower short term interest rates. This environment of low inflation and low interest rates will likely persist as long as the global economies remain sluggish.

* An AAA rating from Standard & Poor's means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings are subject to change, and do not remove market risks.

---------------------------------------------------------------
   TOWER LOUISIANA MUNICIPAL INCOME FUND
---------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN TOWER LOUISIANA MUNICIPAL INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Tower Louisiana Municipal Income Fund (the "Fund") from October 14, 1988 (start of performance) to August 31, 1998, compared to the Lehman Ten Year Insured Index ("LTYII").+

                     Measurement Period
                   (Fiscal Year Covered)                          The Fund           LTYII
10/14/88                                                                  9550             10000
8/31/89                                                                  10106             10791
8/31/90                                                                  10600             11455
8/31/91                                                                  11829             12853
8/31/92                                                                  13132             14252
8/31/93                                                                  14806             16069
8/31/94                                                                  14694             16184
8/31/95                                                                  15899             17762
8/31/96                                                                  16700             18729
8/31/97                                                                  18088             20433
8/31/98                                                                  19542             22180

           AVERAGE ANNUAL TOTAL RETURN** FOR THE
                PERIOD ENDED AUGUST 31, 1998
       1 Year............................................... 4.77%
       5 Year............................................... 5.06%
       Start of Performance (10/14/88)...................... 7.18%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The LTYII is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988. Effective October 31, 1993, the maximum sales charge has been reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LTYII has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 3.00% sales charge.

---------------------------------------------------------------------------
   TOWER MID CAP EQUITY FUND
   NEW FUND/ANNUAL REPORT/12-MONTH PERIOD ENDED AUGUST 31, 1998
---------------------------------------------------------------------------

Q

     Tower Mid Cap Equity Fund, the newest addition to the Tower Fund family, invests in stocks with market values of between $500 million and $10 billion. What advantage has this mid cap sector of the market historically offered to investors?

A

     The opportunity to diversify equity ownership in an area of the stock market that has outperformed both large cap and small cap stocks.

Q

     Although this is a new mutual fund, it actually has a 10-year record of competitive performance as a Hibernia-managed common trust fund. What is your strategy for selecting stocks for the fund?

A

     Exclusive use of our quantitative stock reduction process has accounted for the competitive performance of the Mid-Cap Fund.

Q

     The third quarter of 1998 saw stocks for every type get hammered in the market's turmoil. What is your short-term and long-term view of the market from the perspective of a mid cap fund manager?

A

     Continue to use our quantitative approach to select stocks in the mid cap arenas, and not be influenced by market forces beyond our control.

---------------------------------------------------------------
   TOWER MID CAP EQUITY FUND--CLASS A SHARES
---------------------------------------------------------------

    GROWTH OF $10,000 INVESTED IN TOWER MID CAP EQUITY FUND--CLASS A SHARES

     The graph below illustrates the hypothetical investment of $10,000 in Tower Mid Cap Equity Fund--Class A Shares, (the "Fund") from August 31, 1988** to August 31, 1998 compared to the Standard & Poor's 400 Index ("S&P 400").+

                                                                                    Standard
                     Measurement Period                                            and Poors
                   (Fiscal Year Covered)                          The Fund            500
8/31/88                                                                   9500             10000
8/31/89                                                                  13158             14098
8/31/90                                                                  13155             12988
8/31/91                                                                  15823             18388
8/31/92                                                                  16138             20330
8/31/93                                                                  19613             25304
8/31/94                                                                  20407             26478
8/31/95                                                                  24113             31914
8/31/96                                                                  26850             35709
8/31/97                                                                  38902             49007
8/31/98                                                                  35913             44405

           AVERAGE ANNUAL TOTAL RETURN*** FOR THE
                PERIOD ENDED AUGUST 31, 1998
      1 Year................................................  (7.07%)
      5 Years...............................................  11.82%
      10 Years..............................................  13.64%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  + The S&P 400 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

  * Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on July 13, 1998. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

 ** Tower Mid Cap Equity Fund Class A Shares is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/88 to 7/12/98 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** Total return quoted reflects the current 4.50% sales charge.

---------------------------------------------------------------
   TOWER MID CAP EQUITY FUND--CLASS B SHARES
---------------------------------------------------------------

    GROWTH OF $10,000 INVESTED IN TOWER MID CAP EQUITY FUND--CLASS B SHARES

     The graph below illustrates the hypothetical investment of $10,000 in Tower Mid Cap Equity Fund--Class B Shares (the "Fund") from July 13, 1998 (start of performance) to August 31, 1998 compared to the Standard & Poor's 400 ("S&P 400").+

                                                                                    Standard
                     Measurement Period                                            and Poors
                   (Fiscal Year Covered)                          The Fund            500
7/13/98                                                                  10000             10000
8/31/98                                                                   7680              7823

           AVERAGE ANNUAL TOTAL RETURN** FOR THE
                PERIOD ENDED AUGUST 31, 1998
       Start of Performance (7/13/98)(cumulative)........... (23.20%)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The S&P 400 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.50% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable contingent deferred sales charges.

---------------------------------------------------------------
   TOWER TOTAL RETURN BOND FUND
   ANNUAL REPORT/12-MONTH PERIOD ENDED AUGUST 31, 1998
---------------------------------------------------------------

Q

     What are your comments on the U.S. bond market during the fund's fiscal year ended August 31, 1998?

A

     The U.S. bond market has enjoyed an extraordinary period of low inflation and falling global interest rates combined with steady domestic growth and federal government surpluses. In this environment, bond prices have risen sharply while rates have fallen.

Q

     While other, credit-sensitive sectors of the bond market struggled later in the reporting period, Treasuries benefited from a "flight to quality." Do you see that trend continuing?

A

     The trend toward the safe haven of U.S. Treasuries will continue for the foreseeable future. International investors remain nervous about the serious financial problems experienced by Asia, Russia and other countries around the globe. These problems will likely not be resolved in the near future. In addition, U.S. equity investors are also extremely nervous and continue to see the Treasury bond market as a safe "parking spot" for cash until the turmoil subsides.

Q

     How did Tower Total Return Bond Fund perform compared to its benchmark, the Salomon Brothers Broad Investment Grade Bond Index*?

A

     The Tower Total Return Bond Fund returned 9.51%** for the year ended August 31, 1998 on a net asset value basis. This compares to the Salomon Brothers
Broad Index return of 10.50%.

 *Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged index designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, Agency, Mortgage and Corporate securities which can be used as a benchmark. Investments cannot be made in an index.

**Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Q

     Did you make any significant changes to the fund's allocation among different bond sectors? How were the fund's assets allocated among Treasuries, mortgage-backed securities and corporates at the end of the reporting period?

A

     During the past year, several steps were taken to increase the overall portfolio return. High quality corporate and taxable municipal securities were added to increase portfolio income while treasury securities were reduced. At the year end, the portfolio asset allocation was: U.S. Treasury 41%, Agency Mortgages 22%, Asset backed Securities 1%, Corporate bonds 29%, Taxable Municipal 6% and Cash Equivalents 1%.

Q

     With expectations mounting for a Federal Reserve Board "easing," or cut in rates, what is your outlook for the remainder of 1998, and how may that impact your strategy?

A

     We anticipate interest rates to move lower as the Federal Reserve Board seeks to offset the impact of the global economic slowdown. Our strategy, given this environment, will be to position the fund's average maturity to take advantage of rising bond prices and lower interest rates. We will also continue to emphasize higher yielding corporate and taxable municipal securities in order to maintain the portfolio income.

---------------------------------------------------------------
   TOWER TOTAL RETURN BOND FUND
---------------------------------------------------------------

           GROWTH OF $10,000 INVESTED IN TOWER TOTAL RETURN BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Tower Total Return Bond Fund (the "Fund") from November 2, 1992 (start of performance) to August 31, 1998, compared to the Salomon Brothers Broad Investment Grade Bond Index ("SBBIGBI").+

                     Measurement Period
                   (Fiscal Year Covered)                          The Fund          SBBIGBI
11/2/92                                                                   9550             10000
8/31/93                                                                  10563             11126
8/31/94                                                                  10303             10965
8/31/95                                                                  11353             12212
8/31/96                                                                  11683             12714
8/31/97                                                                  12701             13985
8/31/98                                                                  13909             15453

           AVERAGE ANNUAL TOTAL RETURN** FOR THE
                PERIOD ENDED AUGUST 31, 1998
       1 Year............................................... 6.21%
       5 Year............................................... 5.02%
       Start of Performance (11/2/92)....................... 6.10%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The SBBIGBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on November 2, 1992. Effective May 1, 1994, the maximum sales charge has been reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBBIGBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 3.00% sales charge.

---------------------------------------------------------------
   TOWER U.S. GOVERNMENT INCOME FUND
   ANNUAL REPORT/12-MONTH PERIOD ENDED AUGUST 31, 1998
---------------------------------------------------------------

Q

     What are your comments on the bond market over the fund's fiscal year ended August 31, 1998, in which we experienced negligible inflation, extreme stock market volatility and overseas economic distress?

A

     All of the factors listed above became reasons to buy bonds in the past year. As a result we saw the yield on the 5-year U.S. Treasury decline from
6.2% to 4.9%, generating nice portfolio gains for the US Government Income Fund.

Q

     How did Tower U.S. Government Income Fund perform in terms of income and total return over the 12-month period ended August 31, 1998?

A

     The total return for the period was 9.7%* with dividends reinvested. Simple price appreciation was 3.5% for the 1-year period ended August 31, 1998.

Q

     Due to a "flight to quality" from stock volatility and credit-sensitive sectors of the bond market, Treasuries emerged as the top-performing bond sector late in the reporting period. Do you expect that trend to continue?

A

     I do expect this trend to continue for the near future. Until the roiling of the worldwide equity markets ceases, we will continue to see foreign and domestic investors put their money into U.S. Treasuries, the safest investment on the planet.

Q

     Did you make any significant changes to the fund's allocation among different bond sectors? How were the fund's assets allocated at the end of the reporting period among mortgage-backed securities, Treasuries and agencies?

A

     We did shift some assets out of mortgage securities and into Treasuries and Agencies in the most recent 6 months. As of August 31, 1998, assets were allocated as follows: Mortgages 25%; Treasuries 30%; Agencies 33%; and other securities, including cash, 12%. At the semi-annual review February 28, 1998, Mortgages were 38% and Treasuries and Agencies totaled 53%.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Q

     With expectations mounting for a Federal Reserve Board (the "Fed") "easing," or cut in rates, what is your outlook for the remainder of the fund's fiscal year, and how may that impact your strategy?

A

     The bond market should continue to show strength in the coming months. Much will depend on the success of the Fed to keep the U.S. economy strong through at least one, and most likely a series of small rate cuts. If the Fed action works and the U.S. economy picks up steam, bonds will lose some ground and we will act accordingly.

---------------------------------------------------------------
   TOWER U.S. GOVERNMENT INCOME FUND
---------------------------------------------------------------

        GROWTH OF $10,000 INVESTED IN TOWER U.S. GOVERNMENT INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Tower U.S. Government Income Fund (the "Fund") from October 14, 1988 (start of performance) to August 31, 1998, compared to the Salomon Brothers Medium Term Broad Index ("SBMTBI").+

                     Measurement Period
                   (Fiscal Year Covered)                          The Fund           SBMTBI
10/14/88                                                                  9550             10000
8/31/89                                                                  10429             10951
8/31/90                                                                  11225             11899
8/31/91                                                                  12715             13525
8/31/92                                                                  14078             15282
8/31/93                                                                  15220             16599
8/31/94                                                                  14966             16599
8/31/95                                                                  16402             18262
8/31/96                                                                  17012             19113
8/31/97                                                                  18439             20866
8/31/98                                                                  20235             22706

           AVERAGE ANNUAL TOTAL RETURN** FOR THE
                PERIOD ENDED AUGUST 31, 1998
       1 Year............................................... 6.43%
       5 Year............................................... 5.23%
       Start of Performance (10/14/88)...................... 7.57%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + The SBMTBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

 * Represents a hypothetical investment of $10,000 in the fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988. Effective October 31, 1993, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBMTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 3.00% sales charge.

---------------------------------------------------------------
   TOWER CASH RESERVE FUND
   ANNUAL REPORT/12-MONTH PERIOD ENDED AUGUST 31, 1998
---------------------------------------------------------------

Q

     How did the cash markets react to the combination of benign inflation and serious political and economic developments during the reporting period ended August 31, 1998?

A

     The cash markets saw no dramatic shift higher or lower as the Federal Reserve Board stayed on the sidelines during the entire reporting period.

Q

     As a result, where did the 7-day net yield of Tower Cash Reserve Fund stand at the beginning and end of the reporting period?

A

     The 7-day net yield was 4.73%* on August 31, 1997 and 4.71%* on August 31, 1998.

Q

     What was your strategy during the reporting period in terms of average maturity?

A

     We maintained a target average maturity between 30-40 days.

Q

     As expectations grow for an "easing," or reduction in interest rates by the Federal Reserve Board, what kind of environment do you see ahead for money market investors?

A

     Money market rates will decline. I look for rates to be about 50 basis points lower by year-end.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

---------------------------------------------------------------
   TOWER U.S. TREASURY MONEY MARKET FUND
   ANNUAL REPORT/12-MONTH PERIOD ENDED AUGUST 31, 1998
---------------------------------------------------------------

Q

     Inflation remained benign, but serious political and economic developments impacted the financial markets during the reporting period. How did the cash markets react?

A

     The cash markets did experience some volatility as a result of the last year's events but nowhere near the results seen in the stock and bond markets. At the end of the fiscal year, short-term rates were pretty near where they started as the Federal Reserve Board stayed on the sidelines.

Q

     As a result, where did the 7-day net yield of Tower U.S. Treasury Money Market Fund stand at the beginning and end of the reporting period?

A

     The 7-day net yield was 4.81%* on August 31, 1997 and 4.78%* on August 31, 1998.

Q

     What was your strategy during the reporting period in terms of average maturity?

A

     We maintained a target average maturity between 30-40 days.

Q

     As expectations grow for an "easing," or reduction in interest rates by the Federal Reserve Board, what kind of environment do you see ahead for money market investors?

A

     Money market rates will decline. The current position with overnight yields higher than 30 year Treasuries cannot continue indefinitely.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

------------------------------------------------------
    PORTFOLIOS OF INVESTMENTS            TOWER MUTUAL FUNDS
                                         August 31, 1998
------------------------------------------------------

CAPITAL APPRECIATION FUND

  ----------
    SHARES                                        VALUE
                  COMMON STOCKS--98.1%
                  Commercial Services--1.2%
      15,500      Omnicom Group, Inc.          $    738,188
     130,000      Sysco Corp.                     2,624,375
                                               ------------
                  Total                           3,362,563
                                               ------------
                  Consumer Durables--2.1%
      57,430      Ford Motor Co.                  2,526,920
      76,900      Newell Co.                      3,671,975
                                               ------------
                  Total                           6,198,895
                                               ------------
                  Consumer Non-Durables--
                   8.7%
      40,750      Avon Products, Inc.             2,562,156
      20,800      Clorox Co.                      2,005,900
      97,700      Coca-Cola Co.                   6,362,712
      80,200      ConAgra, Inc.                   1,984,950
     105,000      PepsiCo, Inc.                   2,907,187
     105,900      Philip Morris Cos., Inc.        4,401,469
      37,920      Procter & Gamble Co.            2,900,880
      19,700      V.F. Corp.                        746,137
      19,900      Wrigley (Wm.), Jr. Co.          1,542,250
                                               ------------
                  Total                          25,413,641
                                               ------------
                  Consumer Services--4.0%
      41,000      Gannett Co., Inc.               2,419,000
      46,300      (a)King World Productions,
                   Inc.                             972,300
      36,700      McDonald's Corp.                2,057,494
      39,800      Time Warner, Inc.               3,198,925
      57,600      (a)Viacom, Inc., Class B        2,858,400
                                               ------------
                  Total                          11,506,119
                                               ------------
                  Electronic
                   Technology--8.7%
      43,987      (a)Cisco Systems, Inc.          3,601,436
      78,700      (a)Dell Computer Corp.          7,870,000
      66,900      (a)EMC Corp. Mass               3,023,044
     103,400      Harris Corp.                    3,295,875
      11,800      Intel Corp.                       840,013
      52,200      (a)Sun Microsystems, Inc.       2,068,425
      62,100      United Technologies Corp.       4,506,131
                                               ------------
                  Total                          25,204,924
                                               ------------
                  Energy Minerals--7.1%
      49,700      Amoco Corp.                     2,252,031
      23,200      Atlantic Richfield Co.          1,345,600
      40,500      British Petroleum Co. PLC,
                   ADR                            2,961,562
  ----------
    SHARES                                        VALUE
     102,950      Exxon Corp.                  $  6,736,791
      51,400      Mobil Corp.                     3,553,025
      38,700      Royal Dutch Petroleum Co.,
                   ADR                            1,538,325
      18,600      Texaco, Inc.                    1,033,462
      44,800      USX Corp.                       1,164,800
                                               ------------
                  Total                          20,585,596
                                               ------------
                  Finance--15.4%
      58,200      AMBAC                           2,746,313
      65,500      Allstate Corp.                  2,456,250
      71,500      BankAmerica Corp.               4,580,469
      99,400      BankBoston Corp.                3,547,337
      19,000      Chase Manhattan Corp.           1,007,000
      20,100      Citicorp                        2,173,312
     108,700      Equitable Cos., Inc.            6,216,281
      96,300      First Union Corp.               4,670,550
      75,825      Fleet Financial Group,
                   Inc.                           4,971,277
      39,500      Lehman Brothers Holdings,
                   Inc.                           1,555,313
      49,700      Merrill Lynch & Co., Inc.       3,280,200
      15,700      Morgan Stanley, Dean
                   Witter & Co.                     911,581
      22,200      National City Corp.             1,304,250
      68,150      Republic New York Corp.         2,811,188
      54,200      Travelers Group, Inc.           2,405,125
                                               ------------
                  Total                          44,636,446
                                               ------------
                  Health Services--0.7%
      90,200      HBO & Co.                       1,916,750
                                               ------------
                  Health Technology--12.2%
      89,400      Abbott Laboratories             3,441,900
      95,550      Biomet, Inc.                    2,567,906
      54,700      Bristol-Myers Squibb Co.        5,353,762
      17,400      Guidant Corp.                   1,074,450
      35,900      Johnson & Johnson               2,477,100
      38,600      Merck & Co., Inc.               4,475,187
      74,900      Pfizer, Inc.                    6,965,700
      81,900      Schering Plough Corp.           7,043,400
      30,700      Warner-Lambert Co.              2,003,175
                                               ------------
                  Total                          35,402,580
                                               ------------
                  Industrial Services--0.6%
      40,700      Schlumberger Ltd.               1,783,169
                                               ------------

(See Notes to Portfolios of Investments)

  ----------
    SHARES                                        VALUE
                  COMMON STOCKS--continued
                  Non-Energy Minerals--1.2%
      33,000      Aluminum Co. of America      $  1,975,875
      13,700      Vulcan Materials Co.            1,527,550
                                               ------------
                  Total                           3,503,425
                                               ------------
                  Process Industries--3.5%
      91,275      Ball Corp.                      3,411,403
      68,450      PPG Industries, Inc.            3,478,116
     149,200      Solutia, Inc.                   3,347,675
                                               ------------
                  Total                          10,237,194
                                               ------------
                  Producer Manufacturing--
                   8.4%
      40,900      Dana Corp.                      1,602,769
      71,900      Deere & Co.                     2,368,206
      35,200      Emerson Electric Co.            2,006,400
     127,300      General Electric Co.           10,184,000
      30,200      Honeywell, Inc.                 1,887,500
      59,800      Tyco International, Ltd.        3,318,900
      34,500      Xerox Corp.                     3,029,531
                                               ------------
                  Total                          24,397,306
                                               ------------
                  Retail Trade--5.7%
      95,800      Dayton-Hudson Corp.             3,448,800
      95,450      Home Depot, Inc.                3,674,825
      30,600      Lowe's Cos., Inc.               1,072,912
      69,550      (a)Safeway, Inc.                2,738,531
     203,600      TJX Cos., Inc.                  4,542,825
      19,900      Wal-Mart Stores, Inc.           1,169,125
                                               ------------
                  Total                          16,647,018
                                               ------------
                  Technology Services--7.1%
      50,500      (a)Compuware Corp.              2,294,594
      30,400      General Motors Corp.            1,755,600
      86,200      Lucent Technologies, Inc.       6,109,425
     103,100      (a)Microsoft Corp.              9,891,156
      34,200      (a)Oracle Corp.                   681,863
                                               ------------
                  Total                          20,732,638
                                               ------------
  ----------
  SHARES OR
  PRINCIPAL
    AMOUNT                                        VALUE
                  Transportation--1.0%
      23,400      Burlington Northern Santa
                   Fe                          $  2,177,663
      14,100      (a)UAL Corp.                      850,406
                                               ------------
                  Total                           3,028,069
                                               ------------
                  Utilities--10.5%
      59,000      AT&T Corp.                      2,957,375
      47,500      Ameritech Corp.                 2,238,438
      67,600      Bell Atlantic Corp.             2,982,850
      69,500      BellSouth Corp.                 4,765,094
      44,000      Coastal Corp.                   1,144,000
      65,800      DTE Energy Co.                  2,771,825
     179,700      Edison International            5,110,219
      79,700      GTE Corp.                       3,985,000
     116,800      SBC Communications, Inc.        4,438,400
                                               ------------
                  Total                          30,393,201
                                               ------------
                  TOTAL COMMON STOCKS
                   (IDENTIFIED COST
                   $216,874,588)                284,949,534
                                               ------------
                  (b) REPURCHASE
                   AGREEMENTS--1.7%
  $5,072,000      State Street Corp., 5.70%,
                   dated 8/31/1998, due
                   9/1/1998 (at amortized
                   cost)                          5,072,000
                                               ------------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $221,946,588)               $290,021,534
                                               ============

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND

   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
                 (c) LONG-TERM
                  MUNICIPALS--97.9%
                 COLORADO--0.5%
  $   475,000    Colorado Health
                  Facilities
                  Authority, Revenue
                  Bonds, 7.125% (Rose
                  Medical Center
                  Project), 9/1/2008      AAA     $    539,928
                                                  ------------
                 FLORIDA--0.8%
      145,000    Florida State Board
                  of Education
                  Administration, GO
                  UT Refunding Bonds,
                  6.10%, 6/1/2000         AA+          147,459
      655,000    Florida State Board
                  of Education
                  Administration, GO
                  UT Refunding Bonds,
                  6.10%, 6/1/2000         AAA          665,696
                                                  ------------
                 Total                                 813,155
                                                  ------------
                 LOUISIANA--95.9%
      500,000    Alexandria, LA
                  Utilities Revenue,
                  Revenue Bonds,
                  5.25% (FGIC INS)/
                  (Original Issue
                  Yield: 5.70%),
                  5/1/2010                AAA          528,735
    1,000,000    Bossier City, LA,
                  Revenue Bonds,
                  5.00% (FGIC INS),
                  12/1/2019               AAA          999,270
      500,000    Bossier City, LA,
                  Revenue Refunding
                  Bonds, 5.20% (FGIC
                  INS)/(Original
                  Issue Yield:
                  5.35%), 11/1/2014       AAA          516,305
      200,000     Caddo Parish, LA, GO UT, 7.20% (MBIA INS)/(United States
                  Treasury PRF)/ (Original Issue Yield: 7.45%),
                  2/1/1999 (@100)         AAA          203,114
   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
  $   250,000    East Ascension
                  Parish, LA Drainage
                  District No. 1,
                  Revenue Refunding
                  Bonds, 5.45% (FGIC
                  INS)/ (Original
                  Issue Yield:
                  5.60%), 12/1/2009       AAA     $    267,998
    1,500,000     East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40%
                  (FGIC INS)/(Original Issue Yield:
                  5.85%), 2/1/2018        AAA        1,563,060
    1,250,000    East Baton Rouge
                  Parish, LA, Sales &
                  Use Tax Revenue
                  Bonds (Series ST),
                  5.90% (FGIC INS),
                  2/1/2017                AAA        1,345,038
      930,000    East Baton Rouge
                  Parish, LA, Sales &
                  Use Tax Revenue
                  Bonds (Series ST-
                  A), 4.80% (FGIC
                  INS)/ (Original
                  Issue Yield:
                  5.15%), 2/1/2011        AAA          944,834
      500,000    East Baton Rouge
                  Parish, LA, Sales
                  and Use Tax Revenue
                  Bonds (Series ST),
                  5.20% (FSA INS)/
                  (Original Issue
                  Yield: 5.65%),
                  2/1/2017                AAA          510,790
      205,000    East Baton Rouge, LA
                  Mortgage Finance
                  Authority, Revenue
                  Bonds, 7.625% (GNMA
                  COL), 8/1/2008          Aaa          214,328
      300,000    East Baton Rouge, LA
                  Mortgage Finance
                  Authority, Revenue
                  Refunding Bonds,
                  4.80% (GNMA COL),
                  10/1/2004               Aaa          307,782

(See Notes to Portfolios of Investments)

   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
                 LONG-TERM
                 MUNICIPALS--
                 continued
                 Louisiana--continued
  $   540,000    East Baton Rouge, LA
                  Mortgage Finance
                  Authority, SFM
                  Purchasing Revenue
                  Bonds (Series B),
                  5.40% (FNMA COL),
                  10/1/2025               Aaa     $    546,944
    1,520,000    East Baton Rouge, LA
                  Mortgage Finance
                  Authority, SFM
                  Revenue Refunding
                  Bonds (Series B),
                  7.40% (GNMA COL),
                  8/1/2012                Aaa        1,594,495
      570,000    East Baton Rouge, LA
                  Mortgage Finance
                  Authority, SFM
                  Revenue Refunding
                  Bonds (Series C),
                  7.00%, 4/1/2032         Aaa          602,804
    1,000,000    Ernest N Morial-New
                  Orleans, LA Exhibit
                  Hall Authority,
                  Special Tax
                  Refunding Bonds
                  (Series C), 5.50%
                  (MBIA INS)/
                  (Original Issue
                  Yield: 5.58%),
                  7/15/2018               AAA        1,045,990
    1,200,000    Ernest N Morial-New
                  Orleans, LA Exhibit
                  Hall Authority,
                  Special Tax
                  Refunding Bonds
                  (Series C), 5.60%
                  (MBIA INS)/
                  (Original Issue
                  Yield: 5.65%),
                  7/15/2025               AAA        1,267,296
   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
  $ 1,450,000    Greater New Orleans
                  Expressway
                  Commission, LA,
                  Revenue Refunding
                  Bonds, 6.00%
                  (Louisiana
                  Expressway)/(MBIA
                  INS)/(Original
                  Issue Yield:
                  6.55%), 11/1/2016       AAA     $  1,579,224
    1,000,000    Houma, LA, Utilities
                  Revenue Refunding
                  Bonds, 6.25% (FGIC
                  INS)/(Original
                  Issue Yield:
                  6.40%), 1/1/2012        AAA        1,083,910
    1,000,000    Jefferson Parish LA
                  Hospital Service
                  District No. 2,
                  Hospital Revenue
                  Bonds, 5.50% (MBIA
                  INS)/ (Original
                  Issue Yield:
                  5.924%), 7/1/2008       AAA        1,067,860
    1,000,000    Jefferson Parish LA
                  Hospital Service
                  District No. 2,
                  Refunding Revenue
                  Bonds, 5.75% (MBIA
                  INS)/ (Original
                  Issue Yield:
                  6.05%), 7/1/2016        AAA        1,052,040
    2,000,000    Jefferson Parish, LA
                  Home Mortgage
                  Authority,
                  Refunding Revenue
                  Bonds (Series A),
                  6.15% (FNMA and
                  GNMA COLs),
                  6/1/2028                AAA        2,161,600
      500,000    Jefferson Parish, LA
                  Home Mortgage
                  Authority, Revenue
                  Bonds, 5.85%
                  (Fannie Mae and
                  GNMA LOCs),
                  12/1/2028               AAA          523,895

(See Notes to Portfolios of Investments)

   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
                 LONG-TERM
                 MUNICIPALS--
                 continued
                 Louisiana--continued
  $ 1,000,000    Jefferson Parish, LA
                  School Board, GO UT
                  Bonds, (FSA INS)/
                  (Original Issue
                  Yield: 5.10%),
                  3/1/2010                AAA     $    584,140
      200,000    Jefferson Parish, LA
                  School Board,
                  Revenue Bonds,
                  5.00% (AMBAC INS),
                  2/1/2008                AAA          210,660
    1,000,000    Jefferson Parish,
                  LA, Drain Sales Tax
                  Revenue Bond, 6.50%
                  (AMBAC INS)/
                  (Original Issue
                  Yield: 6.753%),
                  11/1/2011               AAA        1,081,480
      165,000    Jefferson, LA
                  Housing Development
                  Corp., Multifamily
                  Revenue Refunding
                  Bonds (Series A),
                  7.375% (Concordia
                  Project)/ FNMA
                  COL)/ (Original
                  Issue Yield:
                  7.544%), 8/1/2005       AAA          177,901
    1,000,000    Lafayette Parish, LA
                  School Board,
                  Revenue Bonds,
                  4.60% (FGIC INS),
                  4/1/2014                AAA          977,010
    1,000,000    Lafayette Parish, LA
                  School Board,
                  Revenue Bonds,
                  4.60% (FGIC INS),
                  4/1/2018                AAA          953,860
    2,000,000     Lafayette Parish, LA School Board, Revenue Bonds, 4.60% (FGIC
                  INS)/ (Original Issue Yield: 5.05%),
                  4/1/2017                AAA        1,914,340
   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
  $   500,000    Lafayette, LA Public
                  Power Authority,
                  Refunding Revenue
                  Bonds, 5.50% (AMBAC
                  INS), 11/1/2010         AAA     $    524,210
      500,000    Lafayette, LA Public
                  Power Authority,
                  Refunding Revenue
                  Bonds, 5.50% (AMBAC
                  INS), 11/1/2011         AAA          523,140
      260,000    Lafayette, LA Public
                  Power Authority,
                  Refunding Revenue
                  Bonds, 5.50% (AMBAC
                  INS), 11/1/2012         AAA          271,302
      250,000    Lafayette, LA,
                  Public Improvement
                  Sales Tax Revenue
                  Bonds, 5.50% (FGIC
                  INS)/ (Original
                  Issue Yield:
                  5.60%), 3/1/2009        AAA          265,280
    1,650,000    Louisiana HFA,
                  Multifamily Housing
                  Revenue Refunding
                  Bonds (Series A),
                  6.10% (Woodward
                  Wright Apartments
                  Project)/(GNMA
                  COL), 4/20/2018         Aaa        1,731,972
      350,000    Louisiana HFA,
                  Multifamily Housing
                  Revenue Refunding
                  Bonds, 5.85%
                  (Woodward Wright
                  Apartments
                  Project)/ (GNMA
                  COL), 12/20/2008        Aaa          368,862
    1,000,000    Louisiana HFA,
                  Multifamily Housing
                  Revenue Refunding
                  Bonds, 6.20%
                  (Woodward Wright
                  Apartments
                  Project)/ (GNMA
                  COL), 6/20/2028         Aaa        1,049,500

(See Notes to Portfolios of Investments)

   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
                 LONG-TERM
                 MUNICIPALS--
                 continued
                 Louisiana--continued
  $ 1,000,000    Louisiana HFA,
                  Revenue Bond, 7.10%
                  (Villa Maria
                  Retirement Center)/
                  (GNMA COL),
                  1/20/2035               AAA     $  1,084,540
      545,000    Louisiana HFA, SFM
                  Revenue Bonds
                  (Series A-2),
                  6.55%, 12/1/2026        Aaa          585,041
      500,000    Louisiana PFA,
                  Hospital Revenue
                  Bonds, 5.70%
                  (Woman's Hospital
                  Foundation)/(FGIC
                  INS)/(Original
                  Issue Yield:
                  5.80%), 10/1/2008       AAA          542,715
      500,000    Louisiana PFA,
                  Hospital Revenue Refunding Bonds, 6.40% (Lafayette General
                  Medical Center Project)/ (FSA INS)/(Original Issue Yield:
                  6.53%), 10/1/2012       AAA          555,990
    2,045,000    Louisiana PFA,
                  Multifamily Housing
                  Revenue Bonds
                  (Series A), 7.50%
                  (FHLMC COL),
                  6/1/2021                AAA        2,221,545
    2,000,000    Louisiana PFA,
                  Refunding Revenue
                  Bonds, 5.75% (Alton
                  Ochsner Medical
                  Foundation)/(MBIA
                  INS)/(Original
                  Issue Yield:
                  6.636%), 5/15/2011      AAA        2,116,480
   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
  $ 1,000,000    Louisiana PFA,
                  Revenue Bond, 5.25%
                  (Xavier University
                  of LA
                  Project)/(MBIA INS
                  LOC), 9/1/2027          AAA     $  1,022,230
      750,000    Louisiana PFA,
                  Revenue Bond, 6.00%
                  (General Health,
                  Inc.)/(MBIA
                  INS)/(Original
                  Issue Yield:
                  6.15%), 11/1/2012       AAA          816,840
      500,000    Louisiana PFA,
                  Revenue Bonds,
                  5.10% (Tulane
                  University)/(MBIA
                  INS)/(Original
                  Issue Yield:
                  5.27%), 11/15/2021      AAA          500,175
      275,000    Louisiana PFA,
                  Revenue Bonds,
                  5.875% (Our Lady of
                  Lourdes Regional
                  Medical Center)/
                  (MBIA INS)/
                  (Original Issue
                  Yield: 5.95%),
                  2/1/2002                AAA          292,523
      425,000    Louisiana PFA,
                  Revenue Bonds,
                  6.00% (Our Lady of
                  Lourdes Regional
                  Medical Center)/
                  (MBIA INS)/
                  (Original Issue
                  Yield: 6.05%),
                  2/1/2003                AAA          460,424
    1,890,000    Louisiana PFA,
                  Revenue Refunding
                  Bonds (Series A),
                  6.75% (Bethany Home
                  Project)/(FHA LOC),
                  8/1/2025                AAA        2,033,073

(See Notes to Portfolios of Investments)

   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
                 LONG-TERM
                 MUNICIPALS--
                 continued
                 Louisiana--continued
  $   350,000    Louisiana PFA,
                  Revenue Refunding
                  Bonds (Series B),
                  6.50% (Alton
                  Ochsner Medical
                  Foundation)/
                  (MBIA INS)/(Original Issue Yield:
                  6.743%), 5/15/2022      AAA     $    381,500
    1,000,000    Louisiana PFA,
                  Revenue Refunding
                  Bonds, 5.45% (AMBAC
                  INS)/ (Original
                  Issue Yield:
                  5.45%), 2/1/2013        NR         1,055,790
      830,000    Louisiana PFA,
                  Revenue Refunding
                  Bonds, 6.20%
                  (Student Loans
                  GTD), 3/1/2001          Aaa          869,110
      750,000    Louisiana PFA,
                  Revenue Refunding
                  Bonds, 7.70%
                  (Jefferson Parish
                  Eastbank)/(FGIC
                  INS)/(Original
                  Issue Yield:
                  7.747%), 8/1/2010       AAA          787,710
   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
  $   385,000    Louisiana PFA,
                  Student Loan
                  Refunding Revenue
                  Bonds (Series A-2),
                  6.75% (Student
                  Loans GTD),
                  9/1/2006                NR      $    407,145
      315,000    Louisiana PFA,
                  Student Opportunity
                  Loans Revenue Bonds
                  (Series A), 6.80%
                  (FSA INS), 1/1/2006     AAA          340,216
      310,000    Louisiana PFA,
                  Student Opportunity
                  Loans Revenue Bonds
                  (Series A), 6.85%
                  (FSA COL), 1/1/2009     AAA          334,946
      215,000    Louisiana Public
                  Facilities
                  Authority Hospital
                  Revenue, Refunding
                  Revenue Bonds,
                  5.00% (Louisiana
                  Health System
                  Corporate
                  Project)/(FSA
                  LOC)/(Original
                  Issue Yield:
                  5.10%), 10/1/2013       AAA          217,817
      500,000    Louisiana Stadium
                  and Expo District,
                  Hotel Occupancy Tax
                  and Stadium Revenue
                  Refunding Bonds
                  (Series A), 6.00%
                  (FGIC INS),
                  7/1/2016                AAA          548,080
    2,155,000    Louisiana Stadium
                  and Expo District,
                  Hotel Occupancy Tax
                  and Revenue
                  Refunding Bonds
                  (Series A), 6.00%
                  (FGIC INS)/(Original Issue Yield:
                  6.10%), 7/1/2024        AAA        2,357,570

(See Notes to Portfolios of Investments)

   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
                 LONG-TERM
                 MUNICIPALS--
                 continued
                 Louisiana--continued
  $ 3,500,000    Louisiana Stadium
                  and Expo District,
                  Revenue Bonds,
                  5.75% (FGIC INS)/
                  (Original Issue
                  Yield: 5.85%),
                  7/1/2026                AAA     $  3,765,055
    5,000,000    Louisiana State
                  University and
                  Agricultural and
                  Mechanical College,
                  Revenue Bonds,
                  5.50% (MBIA INS)/
                  (Original Issue
                  Yield: 5.80%),
                  7/1/2026                AAA        5,245,450
    1,565,000    Louisiana State
                  University and
                  Agricultural and
                  Mechanical College,
                  Revenue Bonds,
                  5.75% (FGIC INS)/
                  (Original Issue
                  Yield: 6.043%),
                  7/1/2014                AAA        1,673,814
    1,250,000    Louisiana State
                  University and
                  Agricultural and
                  Mechanical College,
                  University &
                  College Improvement
                  Revenue Refunding
                  Bonds, 5.00%
                  (University of New
                  Orleans Project)/
                  (AMBAC LOC),
                  10/1/2030               NR         1,231,275
    1,000,000     Louisiana State, GO UT Bonds (Series B), 5.00% (FSA
                  INS)/(Original Issue Yield:
                  5.17%), 4/15/2018       AAA          999,320
   PRINCIPAL
    AMOUNT                              CREDIT
   OR SHARES                           RATING(D)     VALUE
  $   220,000    Louisiana State, GO
                  UT Refunding Bonds,
                  5.375% (MBIA INS)/
                  (Original Issue
                  Yield: 5.50%),
                  8/1/2005                AAA     $    236,667
      775,000     Louisiana State, GO UT, 5.125% (FGIC INS)/(Original Issue
                  Yield:
                  5.30%), 4/15/2009       AAA          821,221
      250,000     Louisiana State, GO UT, 6.30% (MBIA INS)/(Original Issue
                  Yield:
                  6.35%), 5/1/2004        AAA          275,228
      400,000    Louisiana State, Gas
                  and Fuel Tax
                  Revenue Bonds
                  (Series A), 7.25%
                  (FGIC INS)/
                  (Original Issue
                  Yield: 7.45%),
                  11/15/2004              AAA          424,584
      250,000    Monroe, LA School
                  District, Special
                  School District, GO
                  UT Bonds, 5.35%
                  (FGIC INS)/
                  (Original Issue
                  Yield: 5.75%),
                  3/1/2009                AAA          263,200
      525,000    Monroe-Brentwood, LA
                  Housing Development
                  Corp., Multifamily
                  Housing Mortgage
                  Revenue Refunding
                  Bonds, 6.50% (FNMA
                  COL), 2/1/2010          Aaa          544,945
    1,020,000    Monroe-Brentwood, LA
                  Housing Development
                  Corp., Multifamily
                  Housing Mortgage
                  Revenue Refunding
                  Bonds, 6.70% (FNMA
                  COL), 8/1/2021          Aaa        1,053,895

(See Notes to Portfolios of Investments)

   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
                 LONG-TERM
                 MUNICIPALS--
                 continued
                 Louisiana--continued
  $ 2,000,000    New Orleans, LA
                  Audubon Park, GO LT
                  Bonds, 6.00% (FGIC
                  INS)/(Original
                  Issue Yield:
                  6.25%), 10/1/2013       AAA     $  2,187,340
    1,250,000    New Orleans, LA Home
                  Mortgage Authority,
                  SFM Revenue Bonds
                  (Series A), 6.65%
                  (GNMA COL),
                  9/1/2008                Aaa        1,324,913
      100,000    New Orleans, LA Home
                  Mortgage Authority,
                  SFM Revenue Bonds,
                  5.35% (FNMA and
                  GNMA COLs),
                  12/1/2020               Aaa          102,764
    1,000,000    New Orleans, LA Home
                  Mortgage Authority, Special Obligation Revenue Bonds, 6.25%
                  (United States Treasury COL)/ (Original Issue Yield:
                  6.517%), 1/15/2011      AAA        1,141,680
      230,000    New Orleans, LA
                  Housing Development
                  Corp., Multifamily
                  Housing Refunding
                  Revenue Bonds,
                  7.375% (FNMA COL)/
                  (Original Issue
                  Yield: 7.544%),
                  8/1/2005                AAA          248,982
   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
  $   835,000    New Orleans, LA
                  Housing Development
                  Corp., Multifamily
                  Housing Revenue
                  Bonds, 7.375%
                  (Southwood
                  Patio)/(FNMA
                  COL)/(Original
                  Issue Yield:
                  7.544%), 8/1/2005       AAA     $    899,662
    1,900,000    New Orleans, LA, GO
                  Refunding Bond,
                  6.20% (AMBAC INS)/
                  (Original Issue
                  Yield: 6.30%),
                  10/1/2021               AAA        2,113,332
    4,750,000    New Orleans, LA, GO
                  UT Capital
                  Appreciation Bonds
                  (AMBAC INS)/
                  (Original Issue
                  Yield: 7.10%),
                  9/1/2013                AAA        2,254,588
      980,000     New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC
                  INS)/(Original Issue Yield:
                  6.00%), 10/1/2011       AAA        1,079,343
        6,000     New Orleans, LA, GO UT Refunding Bonds, 7.30% (AMBAC
                  INS)/(Original Issue Yield:
                  7.35%), 12/1/2001       AAA            6,644
    2,000,000     New Orleans, LA, GO UT, 7.70% (BIG and FSA INSs),
                  10/1/1998               NR         2,006,860
    2,000,000    New Orleans, LA,
                  Refunding Revenue
                  Bonds (Series B),
                  5.00% (FSA INS)/
                  (Original Issue
                  Yield: 5.10%),
                  12/1/2012               AAA        2,043,080

(See Notes to Portfolios of Investments)

   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
                 LONG-TERM
                 MUNICIPALS--
                 continued
                 Louisiana--continued
  $   500,000    Orleans Parish, LA
                  Parishwide School
                  District, GO UT,
                  5.125% (MBIA INS)/
                  (Original Issue
                  Yield: 5.35%),
                  9/1/2021                Aaa     $    501,940
      750,000    Orleans Parish, LA
                  School Board,
                  Revenue Refunding
                  Bonds, 6.00% (MBIA
                  INS), 12/1/2006         AAA          842,978
    1,000,000     Orleans, LA Levee District, Refunding Revenue Bonds (Series
                  A), 5.95% (FSA INS)/(Original Issue Yield:
                  6.039%), 11/1/2014      AAA        1,105,430
    1,000,000    Regional
                  Transportation
                  Authority, Sales
                  Tax Revenue Bonds,
                  6.50% (FGIC INS)/
                  (Original Issue
                  Yield: 6.673%),
                  12/1/2008               AAA        1,096,530
      750,000    Shreveport, LA,
                  Revenue Bonds
                  (Series A), 5.375%
                  (FSA INS), 1/1/2028     AAA          763,973
      500,000    Shreveport, LA,
                  Revenue Bonds
                  (Series B), 5.375%
                  (FSA INS), 1/1/2024     AAA          508,885
   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
  $   750,000    Shreveport, LA,
                  Water & Sewer,
                  Revenue Bonds
                  (Series A), 5.95%
                  (FGIC LOC),
                  12/1/2014               AAA     $    825,945
    1,485,000    St. Charles Parish,
                  LA Consolidated
                  Waterworks and
                  Wastewater District
                  No. 1, Utility
                  Revenue Refunding
                  Bonds, 7.15% (MBIA
                  INS), 7/1/2016          AAA        1,634,926
    1,000,000    St. Charles Parish,
                  LA Public Improvement, UT GO Refunding Bonds (Series ST-96),
                  5.25% (MBIA INS)/(Original Issue Yield:
                  5.45%), 12/1/2009       AAA        1,058,540
      500,000    St. Charles Parish,
                  LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power &
                  Light Company)/ (FSA INS)/(Original Issue Yield:
                  5.986%), 12/1/2023      AAA          531,825
    1,000,000    St. Charles Parish,
                  LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power &
                  Light Company)/ (AMBAC INS)/ (Original Issue Yield:
                  7.04%), 12/1/2022       AAA        1,118,590

(See Notes to Portfolios of Investments)

   PRINCIPAL                            CREDIT
    AMOUNT                             RATING(D)     VALUE
                 LONG-TERM
                 MUNICIPALS--
                 continued
                 Louisiana--continued
  $   400,000    St. Tammany Parish,
                  LA Hospital Service
                  District No. 2,
                  Hospital Revenue
                  Refunding Bonds,
                  6.125% (Connie Lee
                  INS)/(Original
                  Issue Yield:
                  6.315%), 10/1/2011      AAA     $    443,848
    1,000,000    St. Tammany Parish,
                  LA Hospital Service
                  District No. 2,
                  Revenue Bonds,
                  6.25% (Connie Lee
                  LOC)/(Original
                  Issue Yield:
                  6.40%), 10/1/2014       AAA        1,113,390
      500,000    St. Tammany Parish,
                  LA Wide School
                  District No. 12, GO
                  UT Bonds, 5.375%
                  (FSA INS), 3/1/2013     AAA          523,860
      500,000    State Colleges &
                  Universities, LA,
                  Revenue Bonds,
                  5.65% (University
                  of Southwestern,
                  LA)/ (MBIA INS),
                  9/1/2026                AAA          535,330
                                                  ------------
                 Total                              94,642,261
                                                  ------------
   PRINCIPAL
    AMOUNT                              CREDIT
   OR SHARES                           RATING(D)     VALUE
                 PUERTO RICO--0.7%
  $   600,000    Puerto Rico
                  Municipal Finance
                  Agency, Revenue
                  Bonds (Series A),
                  6.00% (FSA INS)/
                  (Original Issue
                  Yield: 6.30%),
                  7/1/2014                AAA     $    660,905
                                                  ------------
                 TOTAL LONG-TERM
                  MUNICIPALS
                  (IDENTIFIED COST
                  $89,950,960)                      96,656,249
                                                  ------------
                 MUTUAL FUND--2.4%
    2,325,937    Dreyfus Tax Exempt
                  Cash Management (at
                  net asset value)                   2,325,937
                                                  ------------
                 TOTAL INVESTMENTS
                  (IDENTIFIED COST
                  $92,276,897)                    $ 98,982,186
                                                  ============

(See Notes to Portfolios of Investments)

MID-CAP EQUITY FUND

  ----------
    SHARES                                         VALUE
                  COMMON STOCKS--87.9%
                  Commercial Services--3.2%
       9,100      (a) ACNielsen Corp.           $   182,569
       5,860      (a) AccuStaff, Inc.                73,250
       3,907      (a) Robert Half
                   International, Inc.              187,536
                                                -----------
                  Total                             443,355
                                                -----------
                  Consumer Durables--1.7%
       3,600      Centex Corp.                      127,350
       7,470      Clayton Homes, Inc.               115,318
                                                -----------
                  Total                             242,668
                                                -----------
                  Consumer Non-Durables--
                   5.9%
       1,500      American Greetings Corp.,
                   Class A                           54,938
         980      Church and Dwight, Inc.            26,521
       2,550      Coca Cola Enterprises, Inc.        60,563
       4,000      Coors Adolph Co., Class B         165,000
       2,525      Dial Corp.                         49,238
         144      Earthgrains Co.                     3,960
       7,050      Interstate Bakeries Corp.         183,741
       2,970      (a) Jones Apparel Group,
                   Inc.                              57,544
       1,400      Liz Claiborne, Inc.                39,900
       3,675      (a) Ralcorp Holdings, Inc.         70,973
       1,260      (a) Tommy Hilfiger Corp.           58,905
       2,800      Universal Foods Corp.              59,150
                                                -----------
                  Total                             830,433
                                                -----------
                  Consumer Services--3.3%
       2,700      (a) Papa Johns
                   International, Inc.               71,550
      10,780      Ruby Tuesday, Inc.                151,594
       4,200      TCA Cable TV, Inc.                 96,600
         280      Washington Post Co., Class
                   B                                143,500
                                                -----------
                  Total                             463,244
                                                -----------
                  Electrical Equipment--0.8%
       1,695      (a) Excel Ltd.                    113,247
                                                -----------
                  Electronic Technology--7.6%
       5,090      (a) Cadence Design Systems,
                   Inc.                             107,526
       4,420      Cordant Technologies, Inc.        157,463
       7,450      Daniel Industries, Inc.            82,881
       2,610      (a) Dell Computer Corp.           261,000
       4,340      Harris Corp.                      138,338
       3,625      Linear Technology Corp.           170,375
       2,630      (a) Storage Technology
                   Corp.                             57,203
       2,200      Symbol Technologies, Inc.          90,200
                                                -----------
                  Total                           1,064,986
                                                -----------
  ----------
    SHARES                                         VALUE
                  Energy Minerals--1.3%
       2,300      Ashland, Inc.                 $   104,794
       1,800      Tosco Corp.                        39,600
       2,350      Valero Energy Corp.                42,006
                                                -----------
                  Total                             186,400
                                                -----------
                  Finance--13.5%
       1,270      AMBAC                              59,928
       3,100      Aflac, Inc.                        77,888
       8,442      Amsouth Bancorporation            290,190
       1,960      Capital One Financial Corp.       171,500
       1,425      City National Corp.                39,722
       3,265      Countrywide Credit
                   Industries, Inc.                 122,233
       1,875      Lehman Brothers Holdings,
                   Inc.                              73,828
       7,980      Old Kent Financial Corp.          257,355
       1,875      Old Republic International
                   Corp.                             41,836
       3,160      Republic New York Corp.           130,350
       2,300      Ryder Systems, Inc.                54,194
       4,145      State Street Corp.                215,799
       2,955      SunAmerica, Inc.                  183,025
       4,320      Zions Bancorp                     165,780
                                                -----------
                  Total                           1,883,628
                                                -----------
                  Health Services--4.6%
       5,600      Allegiance Corp.                  158,200
       5,400      HBO & Co.                         114,750
       7,550      (a) Lincare Holdings, Inc.        256,228
       3,875      Omnicare, Inc.                    120,852
                                                -----------
                  Total                             650,030
                                                -----------
                  Health Technology--4.5%
       5,380      (a) Biogen, Inc.                  248,825
       3,390      Hillenbrand Industries,
                   Inc.                             181,577
       1,950      Mylan Laboratories, Inc.           44,606
       3,360      (a) Watson Pharmaceuticals,
                   Inc.                             151,410
                                                -----------
                  Total                             626,418
                                                -----------
                  Industrial Services--0.9%
       1,300      (a) BJ Services Co.                16,413
       3,720      Transocean Offshore, Inc.          91,373
       2,450      (a) Varco International,
                   Inc.                              17,456
                                                -----------
                  Total                             125,242
                                                -----------
                  Non-Energy Minerals--1.3%
       1,600      Cleveland Cliffs, Inc.             58,400
       1,160      Vulcan Materials Co.              129,340
                                                -----------
                  Total                             187,740
                                                -----------

(See Notes to Portfolios of Investments)

  ----------
    SHARES                                         VALUE
                  COMMON STOCKS--continued
                  Process Industries--3.6%
       6,490      Albemarle Corp.               $   109,113
       3,300      Ball Corp.                        123,338
       4,995      Cabot Corp.                       108,641
       2,930      Fort James Corp.                   85,336
       3,150      Solutia, Inc.                      70,678
                                                -----------
                  Total                             497,106
                                                -----------
                  Producer Manufacturing
                   --8.0%
       5,160      (a) American Power
                   Conversion Corp.                 139,320
       2,810      Avery Dennison Corp.              150,862
       3,500      Dana Corp.                        137,156
       2,500      Danaher Corp.                      90,625
       1,767      (a) Evi Weatherford, Inc.          26,947
       1,100      Hubbell, Inc., Class B             39,325
       3,650      Kaydon Corp.                       98,778
       3,225      (a) Lexmark Intl. Group,
                   Class A                          195,314
       2,320      Olin Corp.                         65,250
       2,365      Teleflex, Inc.                     74,498
       3,360      Trinity Industries, Inc.          101,640
                                                -----------
                  Total                           1,119,715
                                                -----------
                  Retail Trade--6.8%
       2,130      (a) Bed Bath & Beyond, Inc.        38,473
       1,700      (a) Best Buy Co., Inc.             66,938
       8,500      Family Dollar Stores, Inc.        107,844
       6,100      Fingerhut Companies, Inc.         147,925
       1,350      Gap (The), Inc.                    68,934
       4,675      (a) Officemax, Inc.                49,088
       1,000      (a) Safeway, Inc.                  39,375
       6,230      (a) Staples, Inc.                 168,989
      11,640      TJX Cos., Inc.                    259,718
                                                -----------
                  Total                             947,284
                                                -----------
                  Technology Services--5.8%
       7,370      (a) BMC Software, Inc.            311,839
       6,765      (a) Compuware Corp.               307,385
       2,415      (a) Network Associates,
                   Inc.                              77,884
       4,500      (a) Synopsys, Inc.                117,563
                                                -----------
                  Total                             814,671
                                                -----------
  ----------
  SHARES OR
  PRINCIPAL
    AMOUNT                                         VALUE
                  Transportation--0.9%
       1,130      (a) UAL Corp.                 $    68,153
       2,300      USFreightways Corp.                51,606
                                                -----------
                  Total                             119,759
                                                -----------
                  Utilities--14.2%
       4,950      BEC Energy                        196,144
       3,634      Bell Atlantic Corp.               160,350
       4,927      Century Telephone
                   Enterprises, Inc.                223,563
       3,500      Coastal Corp.                      91,000
       7,160      Conectiv, Inc.                    145,885
       3,350      DQE, Inc.                         119,553
       5,355      Montana Power Co.                 208,845
       7,050      NIPSCO Industries, Inc.           206,213
       3,330      New England Electric System       134,449
       7,850      New York State Electric and
                   Gas Corp.                        353,250
       8,970      Questar Corp.                     145,763
                                                -----------
                  Total                           1,985,015
                                                -----------
                  TOTAL COMMON STOCKS
                   (IDENTIFIED COST
                   $15,432,275)                  12,300,941
                                                -----------
                  (b)REPURCHASE
                   AGREEMENTS--11.7%
  $1,641,000      State Street Corp., 5.70%,
                   dated 8/31/1998, due
                   9/1/1998 (at amortized
                   cost)                          1,641,000
                                                -----------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $17,073,275)                 $13,941,941
                                                ===========

(See Notes to Portfolios of Investments)

TOTAL RETURN BOND FUND

  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
                   CORPORATE BONDS/ ASSET
                    BACKED SECURITIES--28.6%
                   Automobile--1.4%
  $ 1,000,000      Ford Capital BV, Deb.,
                    10.125%, 11/15/2000         $ 1,091,050
                                                -----------
                   Banking--2.0%
    1,500,000      Swiss Bank Corp. New York,
                    Sub. Note, 7.25%, 9/1/2006    1,612,554
                                                -----------
                   Consumer Durables--2.7%
    2,000,000      Ford Motor Co., Note,
                    7.25%, 10/1/2008              2,160,800
                                                -----------
                   Consumer Non-Durables--
                    1.8%
    1,500,000      Nabisco, Inc., Note,
                    6.375%, 2/1/2035              1,477,830
                                                -----------
                   Finance--6.5%
    1,250,000      American Express Co., Sr.
                    Unsub., 6.75%, 6/23/2004      1,319,650
      750,000      American General Finance
                    Corp., Note, 8.00%,
                    2/15/2000                       775,005
    1,000,000      BankAmerica Corp., Sub.
                    Note, 7.50%, 10/15/2002       1,067,960
    1,000,000      General Electric Capital
                    Corp., Medium Term Note,
                    Series A, 6.15%, 11/5/2001    1,023,200
    1,000,000      Lehman Brothers, Inc.,
                    Bond, 6.50%, 4/15/2008          991,950
                                                -----------
                   Total                          5,177,765
                                                -----------
                   Finance-Insurance--2.6%
    2,000,000      Old Republic International
                    Corp., Deb., 7.00%,
                    6/15/2007                     2,110,740
                                                -----------
                   Finance-Retail--1.4%
      111,592      CIT Manf. Housing Tr. Corp.
                    1993-1, Class A2, 5.75%,
                    6/15/2018                       111,438
    1,000,000      Signet Credit Card Master
                    Trust 1993-1, Class A,
                    5.20%, 2/15/2002              1,000,415
                                                -----------
                   Total                          1,111,853
                                                -----------
                   Process Industries--1.3%
    1,000,000      Du Pont (E.I.) de Nemours &
                    Co., Note, 6.50%, 9/1/2002    1,027,790
                                                -----------
  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
                   Retail Trade--4.1%
  $ 3,000,000      Dayton-Hudson Corp., Note,
                    7.50%, 7/15/2006            $ 3,268,620
                                                -----------
                   Utilities--4.8%
    1,500,000      Enron Corp., Note, 6.40%,
                    7/15/2006                     1,524,195
    2,000,000      K N Energy, Inc., Deb.,
                    9.625%, 8/1/2021              2,305,040
                                                -----------
                   Total                          3,829,235
                                                -----------
                   TOTAL CORPORATE BONDS/ASSET
                    BACKED SECURITIES
                    (IDENTIFIED COST
                    $21,988,278)                 22,868,237
                                                -----------
                   GOVERNMENT AGENCIES--21.2%
                   Federal Home Loan
                    Bank--0.8%
      550,000      7.01%, 6/14/2006                 598,736
                                                -----------
                   Federal Home Loan Mortgage
                    Corp. 30-Year Gold--0.0%
       30,844      Series 1024, 9.00%,
                    11/15/2005                       30,802
                                                -----------
                   (e)Federal National
                    Mortgage Association
                    30-Year Seasoned--0.0%
        6,889      Pool 1804, 11.00%, 4/1/2011        7,482
        6,663      Pool 34138, 11.00%,
                    4/1/2010                          7,390
        4,490      Pool 76204, 11.00%,
                    6/1/2019                          5,078
       14,012      Pool 85131, 11.00%,
                    5/1/2017                         15,847
                                                -----------
                   Total                             35,797
                                                -----------
                   (e)Government National
                    Mortgage Association
                    15-Year--1.1%
      834,145      Pool 420153, 7.00%,
                    9/15/2010                       855,257
                                                -----------
                   (e)Government National
                    Mortgage Association
                    30-Year--19.3%
       77,995      Pool 147875, 10.00%,
                    3/15/2016                        86,257
      111,958      Pool 168511, 8.00%,
                    7/15/2016                       117,556

(See Notes to Portfolios of Investments)

  -----------

   PRINCIPAL
    AMOUNT                                         VALUE
                   GOVERNMENT AGENCIES--
                   continued
                   Government National
                   Mortgage Association
                   30-Year--continued
  $   116,276      Pool 174673, 8.00%,
                    8/15/2016                   $   122,452
       53,018      Pool 177145, 8.00%,
                    1/15/2017                        55,668
        7,117      Pool 188080, 8.00%,
                    9/15/2018                         7,464
      101,160      Pool 212047, 8.00%,
                    5/15/2017                       106,218
       93,847      Pool 212660, 8.00%,
                    4/15/2017                        98,833
      180,055      Pool 216950, 8.00%,
                    6/15/2017                       188,947
      119,296      Pool 217533, 8.00%,
                    5/15/2017                       125,261
       31,633      Pool 225725, 10.00%,
                    9/15/2020                        34,846
       80,617      Pool 227430, 9.00%,
                    8/15/2019                        86,487
       66,325      Pool 253449, 10.00%,
                    10/15/2018                       73,186
       86,376      Pool 278300, 10.00%,
                    7/15/2019                        95,310
       64,282      Pool 279619, 10.00%,
                    9/15/2019                        70,931
       59,552      Pool 279629, 9.00%,
                    10/15/2019                       63,888
       58,537      Pool 283261, 9.00%,
                    11/15/2019                       62,799
      126,356      Pool 287853, 9.00%,
                    4/15/2020                       135,439
       16,054      Pool 288052, 10.00%,
                    7/15/2020                        17,684
       58,369      Pool 288570, 10.00%,
                    8/15/2020                        64,297
       21,927      Pool 288967, 9.00%,
                    4/15/2020                        23,551
      105,328      Pool 288994, 9.00%,
                    5/15/2020                       112,899
       81,748      Pool 289082, 9.00%,
                    4/15/2020                        87,700
  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
  $    50,763      Pool 291100, 9.00%,
                    5/15/2020                   $    54,460
       53,006      Pool 292364, 10.00%,
                    9/15/2020                        58,489
       15,061      Pool 296315, 10.00%,
                    9/15/2020                        16,619
      416,784      Pool 302101, 7.00%,
                    6/15/2024                       425,904
       75,957      Pool 302697, 8.00%,
                    4/15/2021                        79,565
      381,568      Pool 345031, 7.00%,
                    10/15/2023                      390,154
      421,081      Pool 345090, 7.00%,
                    11/15/2023                      430,555
      206,568      Pool 360772, 7.00%,
                    2/15/2024                       211,926
      516,505      Pool 382074, 7.00%,
                    9/15/2025                       527,480
      140,184      Pool 404653, 7.00%,
                    9/15/2025                       143,163
      428,537      Pool 408884, 7.00%,
                    9/15/2025                       437,644
      618,127      Pool 410108, 7.00%,
                    9/15/2025                       631,262
      280,391      Pool 410786, 7.00%,
                    9/15/2025                       286,349
      917,072      Pool 415427, 7.50%,
                    8/15/2025                       944,869
      462,059      Pool 415865, 7.00%,
                    9/15/2025                       471,878
    1,175,469      Pool 418781, 7.00%,
                    9/15/2025                     1,200,447
    1,331,018      Pool 420157, 7.00%,
                    10/15/2025                    1,359,302
      928,826      Pool 453533, 7.50%,
                    1/15/1999                       931,250
    4,898,257      Pool 780717, 7.00%,
                    2/15/2028                     5,000,827
                                                -----------
                   Total                         15,439,816
                                                -----------
                   TOTAL GOVERNMENT AGENCIES
                    (IDENTIFIED COST
                    $16,629,370)                 16,960,408
                                                -----------

(See Notes to Portfolios of Investments)

  -----------

   PRINCIPAL
    AMOUNT                                         VALUE
                   MUNICIPALS--7.0%
  $ 1,175,000      Liberal, KS, GO UT (Series
                    2), 6.50% Bonds (FSA INS),
                    12/1/2010                   $ 1,226,395
    2,000,000      New Orleans, LA Aviation
                    Board, Revenue Bonds,
                    7.10% Bonds (AMBAC INS),
                    10/1/2027                     2,131,040
    1,480,000      New Orleans, LA, Refunding
                    Revenue Bonds, 6.00% Bonds
                    (FSA INS), 12/1/2000          1,491,692
      360,000      Vail, CO Sales Tax Revenue,
                    Refunding Revenue Bonds,
                    6.00% Bonds (MBIA INS
                    LOC), 12/1/2006                 361,120
      350,000      Vail, CO Sales Tax Revenue,
                    Refunding Revenue Bonds,
                    6.05% Bonds (MBIA INS
                    LOC), 12/1/2007                 352,422
                                                -----------
                   TOTAL MUNICIPALS
                    (IDENTIFIED COST
                    $5,350,180)                   5,562,669
                                                -----------
                   TREASURY SECURITIES--39.4%
                   U.S. Treasury Bonds--24.4%
    3,475,000      United States Treasury
                    Bond, 6.00%, 2/15/2026        3,756,753
    1,000,000      United States Treasury
                    Bond, 7.50%, 11/15/2016       1,237,290
   11,500,000      United States Treasury
                    Bond, 7.50%, 5/15/2002       12,445,185
    1,300,000      United States Treasury
                    Bond, 12.50%, 8/15/2014       2,072,681
                                                -----------
                   Total                         19,511,909
                                                -----------
  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
                   U.S. Treasury Notes--15.0%
  $ 1,500,000      United States Treasury
                    Note, 5.50%, 1/31/2003      $ 1,527,911
    4,250,000      United States Treasury
                    Note, 6.625%, 4/30/2002       4,477,333
    3,600,000      United States Treasury
                    Note, 7.125%, 2/29/2000       3,705,480
    2,250,000      United States Treasury
                    Note, 7.875%, 11/15/1999      2,322,045
                                                -----------
                   Total                         12,032,769
                                                -----------
                   TOTAL TREASURY SECURITIES
                    (IDENTIFIED COST
                    $30,635,062)                 31,544,678
                                                -----------
                   (b)REPURCHASE
                    AGREEMENTS--3.4%
    2,729,000      State Street Corp., 5.70%,
                    dated 8/31/1998, due
                    9/1/1998 (at amortized
                    cost)                         2,729,000
                                                -----------
                   TOTAL INVESTMENTS
                    (IDENTIFIED COST
                    $77,331,890)                $79,664,992
                                                ===========

(See Notes to Portfolios of Investments)

U.S. GOVERNMENT INCOME FUND

  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
                   LONG-TERM
                    OBLIGATIONS--94.1%
                   Asset-Backed
                    Securities--5.0%
  $ 1,250,000      American Express Credit
                    Account Master Trust
                    1996-1, Class A, 6.800%,
                    12/15/2003                  $ 1,291,195
      318,036      CIT Manf. Housing Tr. Corp.
                    1993-1, Class A2, 5.750%,
                    6/15/2018                       317,597
      375,000      Discover Card Master
                    Trust I 1993-2, Class A,
                    5.400%, 11/16/2001              375,041
      500,000      Premier Auto Trust 1995-4,
                    Class A4, 6.575%,
                    10/6/2000                       504,370
    1,400,000      Sears Credit Account Master
                    Trust 1995-2, Class A,
                    8.100%, 6/15/2004             1,450,106
      250,000      Sears Credit Account Master
                    Trust 1995-4, Class A,
                    6.250%, 1/15/2003               250,593
                                                -----------
                   Total                          4,188,902
                                                -----------
                   Corporate Notes--1.2%
    1,000,000      General Electric Capital
                    Corp., 6.150%, 11/5/2001      1,023,200
                                                -----------
                   Federal Farm Credit
                    Bank--2.4%
    1,000,000      Federal Farm Credit System,
                    6.030%, 3/11/2002             1,000,680
    1,000,000      Federal Farm Credit System,
                    7.210%, 10/29/2007            1,003,674
                                                -----------
                   Total                          2,004,354
                                                -----------
                   Federal Home Loan Bank
                    PC--4.4%
    2,000,000      5.980%, 6/18/2008              2,042,500
      850,000      7.010%, 6/14/2006                925,319
      205,000      7.555%, 2/27/2002                219,377
      500,000      8.450%, 7/26/1999                512,210
                                                -----------
                   Total                          3,699,406
                                                -----------
  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
                   (e)Federal Home Loan
                    Mortgage Corporation
                    REMIC--11.2%
  $   443,880      6.000%, 10/15/2004           $   445,801
      512,944      6.100%, 6/15/2016                512,970
    1,000,000      6.500%, 10/17/2020             1,016,950
    3,074,000      7.000%, 11/15/2005             3,275,132
      820,488      7.500%, 2/15/2003                854,005
    1,558,000      7.500%, 9/15/2007              1,559,184
    1,000,000      7.500%, 9/15/2021              1,075,010
      420,217      9.000%, 6/15/2020                424,780
      169,207      9.500%, 1/15/2005                176,792
                                                -----------
                   Total                          9,340,624
                                                -----------
                   (e)Federal Home Loan
                    Mortgage Corporation 15
                    Year--1.0%
       54,452      8.750%, 1/1/2002                  55,975
       91,157      9.000%, 8/1/2001                  94,889
      129,238      9.250%, 6/1/2002                 132,771
       29,719      9.500%, 10/1/2001                 30,759
       51,674      9.500%, 10/1/2004                 54,129
       69,022      9.500%, 12/1/2001                 72,301
                                                -----------
                   Total                            440,824
                                                -----------
                   (e)Federal Home Loan
                    Mortgage Corporation 30
                    Year--1.3%
      225,090      8.750%, 1/1/2011                 234,411
      273,225      8.750%, 2/1/2017                 287,484
       58,734      9.000%, 1/1/2017                  61,891
        6,715      9.000%, 10/1/2016                  7,116
       12,245      9.000%, 5/1/2018                  12,903
       48,902      9.000%, 6/1/2016                  51,821
        1,391      9.000%, 9/1/2016                   1,466
       55,153      9.500%, 10/1/2019                 58,842
       63,730      10.000%, 5/1/2014                 69,366
      205,593      10.000%, 6/1/2018                223,776
       34,862      10.000%, 6/1/2020                 37,945
        6,469      10.000%, 6/1/2020                  7,041
       28,294      10.000%, 8/1/2019                 30,797
                                                -----------
                   Total                          1,084,859
                                                -----------
                   (e)Federal Home Loan
                    Mortgage Corporation
                    PC--8.5%
    1,500,000      5.825%, 2/9/2006               1,521,525
    2,000,000      6.125%, 7/14/2003              2,004,680
    2,000,000      6.320%, 4/29/2003              2,013,980
    1,500,000      7.055%, 8/2/2001               1,523,955
                                                -----------
                   Total                          7,064,140
                                                -----------

(See Notes to Portfolios of Investments)

  -----------

   PRINCIPAL
    AMOUNT                                         VALUE
                   LONG-TERM
                   OBLIGATIONS--continued
                   (e)Federal National
                    Mortgage Association
                    REMIC--2.1%
  $   557,591      6.500%, 5/25/2023            $   569,669
    1,000,000      7.500%, 3/25/2021              1,014,640
      128,977      9.400%, 7/25/2003                136,343
                                                -----------
                   Total                          1,720,652
                                                -----------
                   (e)Federal National
                    Mortgage Association 15
                    Year--1.1%
      848,048      7.000%, 8/1/2012                 866,866
       33,731      10.750%, 1/1/2001                 35,998
                                                -----------
                   Total                            902,864
                                                -----------
                   (e)Federal National
                    Mortgage Association 30
                    Year--0.2%
      145,388      8.500%, 2/1/2011                 152,794
       74,461      9.500%, 8/1/2020                  79,860
                                                -----------
                   Total                            232,654
                                                -----------
                   Federal National Mortgage
                    Association Medium
                    Term--16.2%
    1,000,000      4.920%, 9/28/1998              1,000,310
    1,000,000      5.750%, 6/15/2005              1,014,900
    1,000,000      5.830%, 10/16/2000             1,012,060
    1,000,000      6.000%, 5/15/2008              1,030,750
    2,500,000      6.170%, 8/4/2003               2,519,200
    1,000,000      6.350%, 8/25/2005              1,002,660
      465,000      6.460%, 6/29/2012                495,448
    1,000,000      6.560%, 11/26/2007             1,042,360
      500,000      6.710%, 7/24/2001                519,355
    1,000,000      6.780%, 1/15/2002              1,005,730
    1,750,000      7.150%, 1/29/2007              1,838,190
    1,000,000      7.280%, 5/23/2007              1,063,840
                                                -----------
                   Total                         13,544,803
                                                -----------
                   (e)Government National
                    Mortgage Association 15
                    Year--0.0%
       66,916      7.000%, 11/15/2009                68,673
      297,102      7.000%, 9/15/2010                304,621
                                                -----------
                   Total                            373,294
                                                -----------
  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
                   (e)Government National
                    Mortgage Association 30
                    Year--9.6%
  $   582,519      7.500%, 10/15/2022           $   599,994
    1,125,854      7.500%, 3/15/2026              1,159,979
    1,481,041      8.000%, 1/15/2022              1,544,903
      692,054      8.000%, 11/15/2022               718,006
    1,393,245      8.000%, 4/15/2022              1,450,716
    1,549,078      8.000%, 8/15/2022              1,612,977
      315,057      8.500%, 2/20/2025                330,908
      267,547      9.000%, 2/15/2020                286,527
       41,006      9.500%, 6/15/2020                 44,606
      111,177      9.500%, 6/15/2020                120,940
       45,832      9.500%, 7/15/2020                 49,856
       71,914      9.500%, 7/15/2020                 78,251
                                                -----------
                   Total                          7,997,663
                                                -----------
                   U.S. Treasury Bonds--13.5%
    1,000,000      United States Treasury
                    Bond, 10.750%, 2/15/2003      1,224,880
    3,000,000      United States Treasury
                    Bond, 6.000%, 2/15/2026       3,243,240
    1,500,000      United States Treasury
                    Bond, 7.250%, 5/15/2016       1,810,530
    2,600,000      United States Treasury
                    Bond, 7.250%, 8/15/2022       3,218,930
      500,000      United States Treasury
                    Bond, 7.875%, 2/15/2021         655,110
      300,000      United States Treasury
                    Bond, 8.500%, 2/15/2020         414,954
      500,000      United States Treasury
                    Bond, 8.750%, 5/15/2020         708,270
                                                -----------
                   Total                         11,275,914
                                                -----------

(See Notes to Portfolios of Investments)

  -----------

   PRINCIPAL
    AMOUNT                                         VALUE
                   LONG-TERM
                   OBLIGATIONS--continued
                   U.S. Treasury Notes--16.4%
  $   500,000      United States Treasury
                    Note, 5.625%, 2/15/2006     $   517,020
      750,000      United States Treasury
                    Note, 5.625%, 4/30/2000         757,545
    1,700,000      United States Treasury
                    Note, 5.875%, 11/30/2001      1,743,367
    1,000,000      United States Treasury
                    Note, 6.125%, 8/15/2007       1,070,800
    1,800,000      United States Treasury
                    Note, 6.250%, 2/15/2003       1,885,788
    1,500,000      United States Treasury
                    Note, 6.250%, 2/15/2007       1,614,615
    1,000,000      United States Treasury
                    Note, 6.250%, 8/31/2002       1,043,150
       32,000      United States Treasury
                    Note, 6.375%, 7/15/1999          32,347
      250,000      United States Treasury
                    Note, 6.500%, 10/15/2006        272,513
    1,000,000      United States Treasury
                    Note, 6.500%, 5/15/2005       1,082,930
      500,000      United States Treasury
                    Note, 6.500%, 5/31/2002         525,005
      500,000      United States Treasury
                    Note, 6.750%, 4/30/2000         513,760
      500,000      United States Treasury
                    Note, 6.875%, 7/31/1999         507,755
    1,000,000      United States Treasury
                    Note, 7.000%, 7/15/2006       1,120,140
    1,000,000      United States Treasury
                    Note, 7.750%, 12/31/1999      1,033,980
                                                -----------
                   Total                         13,720,715
                                                -----------
                   TOTAL LONG-TERM OBLIGATIONS
                    (IDENTIFIED COST
                    $76,182,606)                 78,614,868
                                                -----------
  -----------
   PRINCIPAL
    AMOUNT                                         VALUE
                   (b)REPURCHASE
                    AGREEMENTS--5.3%
  $ 4,465,000      State Street Corp., 5.700%,
                    dated 8/31/1998, due
                    9/1/1998 (at amortized
                    cost)                       $ 4,465,000
                                                -----------
                   TOTAL INVESTMENTS
                    (IDENTIFIED COST
                    $80,647,606)                $83,079,868
                                                ===========

(See Notes to Portfolios of Investments)

CASH RESERVE FUND

  -----------
   PRINCIPAL
    AMOUNT                                        VALUE
                   (f) COMMERCIAL
                    PAPER--55.2%
                   Consumer Non-Durables--
                    10.0%
  $ 5,000,000      Coca-Cola Co., 5.541%,
                    10/28/1998                 $  4,956,775
    5,000,000      Heinz (H.J.) Co.,
                    5.525%-5.544%,
                    9/1/1998-10/16/1998           4,981,437
    5,000,000      PepsiCo, Inc., 5.523%,
                    10/15/1998                    4,966,511
                                               ------------
                   Total                         14,904,723
                                               ------------
                   Consumer Services--3.3%
    5,000,000      Disney (Walt) Co., 5.515%,
                    11/18/1998                    4,941,283
                                               ------------
                   Finance--23.3%
    5,000,000      American General Finance
                    Corp., 5.581%, 9/1/1998       5,000,000
    5,000,000      BellSouth Capital Funding
                    Corp., 5.525%, 10/7/1998      4,972,550
    5,000,000      CIESCO, L.P., 5.556%,
                    9/10/1998                     4,993,125
    5,000,000      Falcon Asset
                    Securitization Corp.,
                    5.568%, 10/19/1998            4,963,200
    5,000,000      Ford Motor Credit Corp.,
                    5.624%, 2/1/1999              4,883,763
    5,000,000      General Motors Acceptance
                    Corp., 5.537%, 11/23/1998     4,937,174
    5,000,000      USAA Capital Corp.,
                    5.542%, 10/14/1998            4,967,213
                                               ------------
                   Total                         34,717,025
                                               ------------
                   Finance--Commercial--
                    10.0%
    5,000,000      CIT Group Holdings, Inc.,
                    5.596%, 9/22/1998             4,983,900
    5,000,000      Deere (John) Capital
                    Corp., 5.558%, 10/21/1998     4,961,736
    5,000,000      General Electric Capital
                    Corp., 5.520%, 1/20/1999      4,894,250
                                               ------------
                   Total                         14,839,886
                                               ------------
  -----------
   PRINCIPAL
    AMOUNT                                        VALUE
                   Finance--Retail--6.6%
  $ 5,000,000      Beta Finance, Inc.,
                    5.578%, 10/16/1998         $  4,965,625
    5,000,000      Commercial Credit Co.,
                    5.565%, 10/22/1998            4,960,971
                                               ------------
                   Total                          9,926,596
                                               ------------
                   Retail Trade--2.0%
    3,000,000      Toys 'R' Us, Inc., 5.530%,
                    9/17/1998                     2,992,667
                                               ------------
                   TOTAL COMMERCIAL PAPER        82,322,180
                                               ------------
                   GOVERNMENT AGENCIES--6.6%
                   Finance--6.6%
   10,000,000      (g) Federal National
                    Mortgage Association,
                    5.582%, 10/30/1998            9,911,007
                                               ------------
                   TIME DEPOSIT--10.1%
                   Finance--10.1%
    5,000,000      ABN AMRO Bank N.V.,
                    Amsterdam, 5.600%,
                    1/5/1999                      5,000,000
    5,000,000      Deutsche Bank, AG, 5.550%,
                    10/6/1998                     5,000,000
    5,000,000      Societe Generale, Paris,
                    5.570%, 9/2/1998              5,000,000
                                               ------------
                   TOTAL TIME DEPOSITS           15,000,000
                                               ------------
                   (b)REPURCHASE
                    AGREEMENTS--28.3%
   10,000,000      HSBC Securities, Inc.,
                    5.700%, dated 8/31/1998,
                    due 9/1/1998                 10,000,000
   32,260,000      State Street Corp.,
                    5.700%, dated 8/31/1998,
                    due 9/1/1998                 32,260,000
                                               ------------
                   TOTAL REPURCHASE
                    AGREEMENTS                   42,260,000
                                               ------------
                   TOTAL INVESTMENTS (AT
                    AMORTIZED COST)            $149,493,187
                                               ============

(See Notes to Portfolios of Investments)

U.S. TREASURY MONEY MARKET FUND

  -----------
   PRINCIPAL
    AMOUNT                                        VALUE
                   (g) U.S. TREASURY
                    BILLS--34.0%
  $ 5,000,000      5.190%, 1/7/1999            $  4,911,022
    5,000,000      5.051%, 11/12/1998             4,950,800
    5,000,000      5.067%, 12/31/1998             4,917,485
    5,000,000      5.137%, 2/25/1999              4,878,558
   25,000,000      5.589-5.508%, 9/15/1998       24,947,344
   15,000,000      5.191-5.223%, 9/17/1998       14,966,267
                                               ------------
                   TOTAL U.S. TREASURY BILLS     59,571,476
                                               ------------
                   U.S. TREASURY NOTES--20.0%
    5,000,000      4.750%, 10/31/1998             4,994,395
    5,000,000      5.000%, 1/31/1999              4,994,237
   10,000,000      5.125%, 11/30/1998             9,995,055
    5,000,000      5.125%, 12/31/1998             4,997,098
    5,000,000      5.625%, 11/30/1998             5,003,516
    5,000,000      6.000%, 9/30/1998              5,002,330
                                               ------------
                   TOTAL U.S. TREASURY NOTES     34,986,631
                                               ------------
                   (b) REPURCHASE
                    AGREEMENTS--46.0%
   40,000,000      HSBC Securities, Inc.,
                    5.700%, dated 8/31/1998,
                    due 9/1/1998                 40,000,000
   40,578,000      State Street Corp.,
                    5.700%, dated 8/31/1998,
                    due 9/1/1998                 40,578,000
                                               ------------
                   TOTAL REPURCHASE
                    AGREEMENTS                   80,578,000
                                               ------------
                   TOTAL INVESTMENTS (AT
                    AMORTIZED COST)            $175,136,107
                                               ============

(See Notes to Portfolios of Investments)

---------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS        TOWER MUTUAL FUNDS
                                          August 31, 1998
---------------------------------------------------------

(a) Non-income producing security.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) At August 31,1998, 10.1% of the total investments at market value were subject to alternative minimum tax.

(d) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(e) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(f) Rate shown represents yield to maturity.

(g) These issues show the rate of discount at the time of purchase.

The following acronyms are used throughout this portfolio:

ADR    -- American Depositary Receipt
AMBAC  -- American Municipal Bond Assurance Corporation
BIG    -- Bond Investors Guaranty
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
GO -- General Obligation GTD -- Guaranty HFA -- Housing Finance Authority INS --
Insured LOC -- Letter of Credit LT -- Limited Tax
MBIA   -- Municipal Bond Investors Assurance
PC     -- Participation Certificate
PCR    -- Pollution Control Revenue
PFA    -- Public Facility Authority
PLC    -- Public Limited Company
PRF    -- Pre-Refunded
REMIC  -- Real Estate Mortgage Investment Conduit
SFM    -- Single Family Mortgage
UT     -- Unlimited Tax

   --------------------------------------------------------------------------------------------------------------
                            FOR FEDERAL TAX PURPOSES
   --------------------------------------------------------------------------------------------------------------
                                                   NET UNREALIZED      GROSS        GROSS
                                       COST OF      APPRECIATION    UNREALIZED    UNREALIZED
          TOWER MUTUAL FUNDS         INVESTMENTS   (DEPRECIATION)   APPRECIATION DEPRECIATION   TOTAL NET ASSETS*
   --------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund         $221,946,588  $    68,074,946  $86,036,135  $17,961,189      $290,617,489
   Louisiana Municipal Income Fund     92,276,897        6,705,289    6,795,421       90,132        98,711,258
   Mid-Cap Equity Fund                 17,073,275       (3,131,334)      94,128    3,225,462        13,988,377
   Total Return Bond Fund              77,331,890        2,333,102    2,458,686      125,584        79,957,276
   U.S. Government Income Fund         80,647,606        2,432,262    2,469,166       36,904        83,535,201
   Cash Reserve Fund                  149,493,187               --           --           --       149,219,349
   U.S. Treasury Money Market Fund    175,136,107               --           --           --       175,132,920

* The categories of investments are shown as a percentage of net assets at August 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                      (This page intentionally left blank)

---------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES      TOWER MUTUAL FUNDS
                                          August 31, 1998
---------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                           CAPITAL        LOUISIANA MUNICIPAL      MID-CAP
                                                      APPRECIATION FUND       INCOME FUND        EQUITY FUND
------------------------------------------------------------------------------------------------------------
 ASSETS:
   Investments in repurchase agreements                 $  5,072,000          $         --       $ 1,641,000
   Investments in securities                             284,949,534            98,982,186        12,300,941
                                                        ------------          ------------       -----------
     Total investments in securities, at value           290,021,534            98,982,186        13,941,941
   Cash                                                      114,524                    --            35,099
   Income receivable                                         553,707             1,349,287            11,942
   Receivable for shares sold                                206,795                    --             9,193
   Deferred expenses                                              --                    --                --
                                                        ------------          ------------       -----------
     Total assets                                        290,896,560           100,331,473        13,998,175
                                                        ------------          ------------       -----------
 LIABILITIES:
   Payable for investments purchased                              --             1,206,065                --
   Payable for shares redeemed                               177,260                13,400                --
   Income distribution payable                                    --               282,685                --
   Payable to Bank                                                --               103,690                --
   Accrued expenses                                          101,811                14,375             9,798
                                                        ------------          ------------       -----------
     Total liabilities                                       279,071             1,620,215             9,798
                                                        ------------          ------------       -----------
 NET ASSETS CONSIST OF:
   Paid in capital                                       185,668,737            91,401,291        17,119,711
   Net unrealized appreciation (depreciation) of
     investments                                          68,074,946             6,705,289        (3,131,334)
   Accumulated net realized gain (loss) on
     investments                                          36,851,536               629,833                --
   Undistributed net investment income
     (Distributions in excess of net investment
     income)                                                  22,270               (25,155)               --
                                                        ------------          ------------       -----------
     Total Net Assets                                   $290,617,489          $ 98,711,258       $13,988,377
                                                        ------------          ------------       -----------
 NET ASSETS:                                            $279,777,713(1)       $ 98,711,258       $13,421,824(3)
                                                        ------------          ------------       -----------
                                                        $ 10,839,776(2)                 --       $   566,553(4)
                                                        ------------          ------------       -----------
 SHARES OUTSTANDING                                       13,236,570(1)          8,604,069         1,648,740(3)
                                                             516,474(2)                 --            69,652(4)
                                                        ------------          ------------       -----------
     Total Shares Outstanding                             13,753,044             8,604,069         1,718,392
                                                        ============          ============       ===========
 NET ASSET VALUE PER SHARE                                    $21.14(1)             $11.47             $8.14(3)
                                                        ------------          ------------       -----------
                                                              $20.99(2)                 --             $8.13(4)
                                                        ------------          ------------       -----------
 OFFERING PRICE PER SHARE*                                    $22.14(1)****         $11.82***          $8.52(3)****
                                                        ------------          ------------       -----------
                                                              $20.99(2)                 --             $8.13(4)
                                                        ------------          ------------       -----------
 REDEMPTION PROCEEDS PER SHARE**                              $21.14(1)             $11.47             $8.14(3)
                                                        ------------          ------------       -----------
                                                              $19.84(2)*****            --             $7.68(4)*****
                                                        ------------          ------------       -----------
 Investments, at identified cost                        $221,946,588          $ 92,276,897       $17,073,275
                                                        ============          ============       ===========
 Investments, at tax cost                               $221,946,588          $ 92,276,897       $17,073,275
                                                        ============          ============       ===========
------------------------------------------------------------------------------------------------------------

(1) Represents Class A Shares of Capital Appreciation Fund.

(2) Represents Class B Shares of Capital Appreciation Fund.

(3) Represents Class A Shares of Mid-Cap Equity Fund.

(4) Represents Class B Shares of Mid-Cap Equity Fund.

    * See "What Shares Cost" in the Prospectus.

   ** See "Redeeming Shares" in the Prospectus.

  *** Computation of Offering Price: 100/97 of net asset value.

 **** Computation of Offering Price: 100/95.50 of net asset value.

***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

        ------------------------------------------------------------------------------------
       TOTAL RETURN         U.S. GOVERNMENT          CASH RESERVE          U.S. TREASURY
        BOND FUND             INCOME FUND                FUND            MONEY MARKET FUND
   -----------------------------------------------------------------------------------------
       $ 2,729,000            $ 4,465,000            $ 42,260,000           $ 80,578,000
        76,935,992             78,614,868             107,233,187             94,558,107
       -----------            -----------            ------------           ------------
        79,664,992             83,079,868             149,493,187            175,136,107
                73                     --                      --                     --
         1,170,118                739,573                 163,585                792,563
            39,301                 33,792               7,041,994                  8,874
                --                     --                      --                  9,645
       -----------            -----------            ------------           ------------
        80,874,484             83,853,233             156,698,766            175,947,189
       -----------            -----------            ------------           ------------
           714,159                     --                      --                     --
            69,271                 26,921               6,974,144                 47,245
           117,418                276,492                 445,682                458,784
                --                  1,757                  20,332                294,103
            16,360                 12,862                  39,259                 14,137
       -----------            -----------            ------------           ------------
           917,208                318,032               7,479,417                814,269
       -----------            -----------            ------------           ------------
        77,453,581             84,440,906             149,219,349            175,132,920
         2,333,102              2,432,262                      --                     --
           181,074             (3,364,419)                     --                     --
           (10,481)                26,452                      --                     --
       -----------            -----------            ------------           ------------
       $79,957,276            $83,535,201            $149,219,349           $175,132,920
       -----------            -----------            ------------           ------------
       $79,957,276            $83,535,201            $149,219,349           $175,132,920
       -----------            -----------            ------------           ------------
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
         7,787,517              8,085,229             149,219,349            175,132,920
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
         7,787,517              8,085,229             149,219,349            175,132,920
       ===========            ===========            ============           ============
            $10.27                 $10.33                   $1.00                  $1.00
       -----------            -----------            ------------           ------------
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
            $10.59***              $10.65***                $1.00                  $1.00
       -----------            -----------            ------------           ------------
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
            $10.27                 $10.33                   $1.00                  $1.00
       -----------            -----------            ------------           ------------
                --                     --                      --                     --
       -----------            -----------            ------------           ------------
       $77,331,890            $80,647,606            $149,493,187           $175,136,107
       ===========            ===========            ============           ============
       $77,331,890            $80,647,606            $149,493,187           $175,136,107
       ===========            ===========            ============           ============
   -----------------------------------------------------------------------------------------

------------------------------------------------------
STATEMENTS OF OPERATIONS                 TOWER MUTUAL FUNDS
                                         Year Ended August 31, 1998
------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                         CAPITAL            LOUISIANA
                                                      APPRECIATION          MUNICIPAL            MID-CAP
                                                          FUND             INCOME FUND       EQUITY FUND(D)
-------------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
    Dividends                                          $ 4,772,233(e)      $       --          $    20,776
    Interest                                               172,095          5,601,004                9,178
                                                       -----------         ----------          -----------
      Total income                                       4,944,328          5,601,004               29,954
                                                       -----------         ----------          -----------
  EXPENSES:
    Investment advisory fee                              2,417,253            450,310               15,872
    Administrative personnel and services fee              374,710            116,480                6,713
    Custodian fees                                          67,139             24,982                  529
    Transfer and dividend disbursing agent fees
      and expenses                                          66,860             34,076                1,766
    Directors'/Trustees' fees                                9,885              3,591                  314
    Auditing fees                                           14,419             14,458                1,674
    Legal fees                                               6,723              4,922                  418
    Portfolio accounting fees                               98,065             54,654                3,656
    Distribution services fee                              848,930(a)              --                5,587(b)
    Shareholder services fee                                21,590(c)              --                  148(c)
    Share registration costs                                27,378             18,134                3,903
    Printing and postage                                    12,866             11,645                  418
    Insurance premiums                                       4,685              2,555                   --
    Miscellaneous                                            6,117              6,567                3,891
                                                       -----------         ----------          -----------
      Total expenses                                     3,976,620            742,374               44,889
                                                       -----------         ----------          -----------
  Waivers and reimbursements--
    Waiver of investment advisory fee                           --            (80,055)                  --
    Waiver of administrative personnel and
      services fees                                             --                 --               (4,293)
                                                       -----------         ----------          -----------
    Total waivers and reimbursements                            --            (80,055)              (4,293)
                                                       -----------         ----------          -----------
  Net expenses                                           3,976,620            662,319               40,596
                                                       -----------         ----------          -----------
  Net investment income (loss)                             967,708          4,938,685              (10,642)
                                                       -----------         ----------          -----------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS:
    Net realized gain (loss) on investments             41,697,078            860,440                   --
    Net change in unrealized appreciation
      (depreciation) of investments                    (27,300,391)         2,003,434           (3,131,334)
                                                       -----------         ----------          -----------
  Net realized and unrealized gain (loss) on
    investments                                         14,396,687          2,863,874           (3,131,334)
                                                       -----------         ----------          -----------
  Change in net assets resulting from operations       $15,364,395         $7,802,559          $(3,141,976)
                                                       ===========         ==========          ===========
-------------------------------------------------------------------------------------------------------------

  (a) Represents distribution services fee of $784,161 and $64,769 for Class A Shares and Class B Shares, respectively, of Capital Appreciation Fund.

  (b) Represents distribution services fee of $5,143 and $444, for Class A Shares and Class B Shares, respectively, of Mid-Cap Equity Fund.

  (c) Represents shareholder services fee for Class B Shares.

  (d) For the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

  (e) Net of foreign taxes withheld of $4,441.

  (See Notes which are an integral part of the Financial Statements)

   -----------------------------------------------------------------------------------------
          TOTAL
       RETURN BOND          U.S. GOVERNMENT              CASH              U.S. TREASURY
           FUND               INCOME FUND            RESERVE FUND        MONEY MARKET FUND
   -----------------------------------------------------------------------------------------
        $       --             $       --             $       --             $       --
         5,126,398              4,319,256              9,232,687              9,706,745
        ----------             ----------             ----------             ----------
         5,126,398              4,319,256              9,232,687              9,706,745
        ----------             ----------             ----------             ----------
           532,051                289,526                658,507                718,045
            88,402                 74,793                191,658                208,245
            19,002                 16,085                 37,925                 42,421
            31,513                 33,495                 39,617                 48,692
             3,072                  2,160                  4,717                  4,178
            15,998                 15,370                 15,543                 16,395
             4,411                  4,455                  6,200                  5,232
            41,064                 46,415                 49,687                 47,744
           190,018                     --                411,566                     --
                --                     --                     --                     --
            12,684                 12,211                 26,041                 18,451
             8,880                  9,365                 11,540                 11,467
             2,433                  2,745                  3,132                  2,737
             2,980                  3,140                 16,001                  5,103
        ----------             ----------             ----------             ----------
           952,508                509,760              1,472,134              1,128,710
        ----------             ----------             ----------             ----------
          (131,063)               (38,603)                    --                     --
                --                     --                     --                     --
        ----------             ----------             ----------             ----------
          (131,063)               (38,603)                    --                     --
        ----------             ----------             ----------             ----------
           821,445                471,157              1,472,134              1,128,710
        ----------             ----------             ----------             ----------
         4,304,953              3,848,099              7,760,553              8,578,035
        ----------             ----------             ----------             ----------
           588,562                528,099                     --                     --
         1,899,586              1,756,003                     --                     --
        ----------             ----------             ----------             ----------
         2,488,148              2,284,102                     --                     --
        ----------             ----------             ----------             ----------
        $6,793,101             $6,132,201             $7,760,553             $8,578,035
        ==========             ==========             ==========             ==========
   -----------------------------------------------------------------------------------------

--------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS     TOWER MUTUAL FUNDS
--------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                    CAPITAL                 LOUISIANA MUNICIPAL         MID-CAP
                                               APPRECIATION FUND                INCOME FUND           EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
                                              YEAR              YEAR              YEAR           YEAR         PERIOD
                                             ENDED             ENDED             ENDED          ENDED          ENDED
                                           AUGUST 31,        AUGUST 31,        AUGUST 31,     AUGUST 31,    AUGUST 31,
                                              1998              1997              1998           1997         1998(A)
-----------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS:
  OPERATIONS:
    Net investment income (loss)          $    967,708      $  1,592,549      $  4,938,685   $  4,002,159   $   (10,642)
    Net realized gain (loss) on
      investments                           41,697,078        26,519,341           860,440        774,842            --
    Net change in unrealized
      appreciation/(depreciation)          (27,300,391)       62,190,078         2,003,434      2,527,992    (3,131,334)
                                          ------------      ------------      ------------   ------------   -----------
      Change in net assets resulting
        from operations                     15,364,395        90,301,968         7,802,559      7,304,993    (3,141,976)
                                          ------------      ------------      ------------   ------------   -----------
  DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment
      income                                  (935,011)(1)    (1,694,309)(3)    (4,957,912)    (4,058,449)           --
    Distributions in excess of net
      investment income                             --                --           (25,155)            --            --
    Distributions from net realized gain
      on investments                       (30,675,973)(2)   (19,032,852)(4)      (460,469)      (220,394)           --
                                          ------------      ------------      ------------   ------------   -----------
      Change in net assets from
        distributions to shareholders      (31,610,984)      (20,727,161)       (5,443,536)    (4,278,843)           --
                                          ------------      ------------      ------------   ------------   -----------
  SHARE TRANSACTIONS:
    Proceeds from sale of shares            53,381,213        27,841,991         8,710,403      5,399,903     1,511,366
    Proceeds from shares issued in
      connection with the acquisition of
      the Common Trust Funds                        --        57,075,362                --     36,590,980    15,919,383
    Net asset value of shares issued to
      shareholders in payment of
      distributions declared                25,095,605        15,809,726         1,854,181      1,720,137            --
    Cost of shares redeemed                (59,287,266)      (52,275,086)      (15,653,812)   (11,012,373)     (300,396)
                                          ------------      ------------      ------------   ------------   -----------
      Change in net assets from share
        transactions                        19,189,552        48,451,993        (5,089,228)    32,698,647    17,130,353
                                          ------------      ------------      ------------   ------------   -----------
        Change in net assets                 2,942,963       118,026,800        (2,730,205)    35,724,797    13,988,377
  NET ASSETS:
    Beginning of period                    287,674,526       169,647,726       101,441,463     65,716,666            --
                                          ------------      ------------      ------------   ------------   -----------
    End of period                         $290,617,489      $287,674,526      $ 98,711,258   $101,441,463   $13,988,377
                                          ============      ============      ============   ============   ===========
  Undistributed net investment income
    (Distributions in excess of net
    investment income) included in net
    assets at end of period               $     22,270      $    (10,427)     $    (25,155)  $     19,227   $        --
                                          ============      ============      ============   ============   ===========
  Net gain (loss) as computed for
    federal tax purposes                  $ 41,643,171      $ 26,519,341      $    860,440   $    774,842   $        --
                                          ============      ============      ============   ============   ===========
-----------------------------------------------------------------------------------------------------------------------

  (1) Represents income distributions for Class A Shares only.

  (2) Represents gain distributions of $30,066,368 and $609,605 for Class A Shares and Class B Shares, respectively.

  (3) Represents income distributions of $1,691,843 and $2,466 for Class A Shares and Class B Shares, respectively.

  (4) Represents gain distributions for Class A Shares only.

  (a) For the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

  (See Notes which are an integral part of the Financial Statements)

----------------------------------------------------------------------------------------------------------------------------
          TOTAL RETURN                 U.S. GOVERNMENT                                                 U.S. TREASURY
            BOND FUND                    INCOME FUND                 CASH RESERVE FUND               MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
       YEAR           YEAR           YEAR           YEAR           YEAR            YEAR            YEAR            YEAR
      ENDED          ENDED          ENDED          ENDED           ENDED           ENDED           ENDED           ENDED
    AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,      AUGUST 31,      AUGUST 31,      AUGUST 31,
       1998           1997           1998           1997           1998            1997            1998            1997
----------------------------------------------------------------------------------------------------------------------------
   $ 4,304,953    $ 4,188,597    $ 3,848,099    $ 2,667,853    $  7,760,553    $  7,825,771    $  8,578,035    $   7,203,624
       588,562        884,814        528,099       (369,915)             --              --              --               --
     1,899,586        978,557      1,756,003      1,353,086              --              --              --               --
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
     6,793,101      6,051,968      6,132,201      3,651,024       7,760,553       7,825,771       8,578,035        7,203,624
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
    (4,306,667)    (4,245,320)    (3,791,842)    (2,738,780)     (7,760,553)     (7,825,771)     (8,578,035)      (7,203,624)
       (10,481)            --             --             --              --              --              --               --
      (472,991)            --             --             --              --              --              --               --
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
    (4,790,139)    (4,245,320)    (3,791,842)    (2,738,780)     (7,760,553)     (7,825,771)     (8,578,035)      (7,203,624)
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
    19,472,193     15,852,296     30,733,443     10,466,537     506,085,291     462,383,174     858,263,159      396,797,192
            --             --             --     21,368,846              --              --              --               --
     3,439,628      3,287,237        665,703        623,990       1,897,589       1,743,290       2,936,491        3,258,924
   (16,824,326)   (20,267,617)    (9,642,177)   (11,477,619)   (509,140,899)   (482,092,964)   (840,690,877)    (381,500,330)
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
     6,087,495     (1,128,084)    21,756,969     20,981,754      (1,158,019)    (17,966,500)     20,508,773       18,555,786
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
     8,090,457        678,564     24,097,328     21,893,998      (1,158,019)    (17,966,500)     20,508,773       18,555,786
    71,866,819     71,188,255     59,437,873     37,543,875     150,377,368     168,343,868     154,624,147      136,068,361
   -----------    ------------   -----------    ------------   -------------   -------------   -------------   -------------
   $79,957,276    $71,866,819    $83,535,201    $59,437,873    $149,219,349    $150,377,368    $175,132,920    $ 154,624,147
   ===========    ============   ===========    ============   =============   =============   =============   =============
   $   (10,481)   $     1,714    $    26,452    $   (29,805)             --              --              --               --
   ===========    ============   ===========    ============   =============   =============   =============   =============
   $   588,562    $   840,675    $   243,423    $  (553,828)             --              --              --               --
   ===========    ============   ===========    ============   =============   =============   =============   =============

--------------------------------------------------------------------------------

------------------------------------------------------------
FINANCIAL HIGHLIGHTS                      TOWER MUTUAL FUNDS
------------------------------------------------------------

  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                  DISTRIBUTIONS
                                         NET ASSET      NET        NET REALIZED                  DISTRIBUTIONS       FROM NET
                                          VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM       FROM NET         REALIZED
              YEAR ENDED                 BEGINNING     INCOME     GAIN/(LOSS) ON   INVESTMENT      INVESTMENT        GAIN ON
              AUGUST 31,                 OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS        INCOME        INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION FUND--CLASS A SHARES
 1994                                     $14.60        0.23            0.36           0.59          (0.25)           (1.13)
 1995                                     $13.81        0.22            2.54           2.76          (0.21)           (0.27)
 1996                                     $16.09        0.19            2.62           2.81          (0.19)           (0.84)
 1997                                     $17.87        0.15            6.51           6.66          (0.16)           (1.99)
 1998                                     $22.38        0.08            1.09           1.17          (0.07)           (2.34)
 CAPITAL APPRECIATION FUND--CLASS B SHARES
 1997(a)                                  $18.90       (0.01)(c)        3.48           3.47             --               --
 1998                                     $22.32       (0.06)           1.07           1.01             --            (2.34)
 LOUISIANA MUNICIPAL INCOME FUND
 1994                                     $11.60        0.59           (0.68)         (0.09)         (0.59)           (0.10)
 1995                                     $10.82        0.59            0.24           0.83          (0.58)           (0.08)
 1996                                     $10.99        0.60           (0.05)          0.55          (0.60)              --
 1997                                     $10.94        0.57            0.28           0.85          (0.58)              --
 1998                                     $11.21        0.56            0.32           0.88          (0.57)           (0.05)
 MID-CAP EQUITY FUND--CLASS A SHARES
 1998(g)                                  $10.00       (0.01)          (1.85)         (1.86)            --               --
 MID-CAP EQUITY FUND--CLASS B SHARES
 1998(g)                                  $10.00       (0.01)          (1.86)         (1.87)            --               --
 TOTAL RETURN BOND FUND
 1994                                     $10.49        0.57           (0.83)         (0.26)         (0.57)           (0.02)
 1995                                     $ 9.64        0.56            0.39           0.95          (0.54)              --
 1996                                     $10.05        0.56           (0.27)          0.29          (0.57)              --
 1997                                     $ 9.77        0.60            0.23           0.83          (0.61)              --
 1998                                     $ 9.99        0.58            0.35           0.93          (0.58)           (0.07)
 U.S. GOVERNMENT INCOME FUND
 1994                                     $10.85        0.69           (0.89)         (0.20)         (0.69)           (0.04)
 1995                                     $ 9.92        0.71            0.20           0.91          (0.69)              --
 1996                                     $10.14        0.67           (0.30)          0.37          (0.69)              --
 1997                                     $ 9.82        0.62            0.18           0.80          (0.64)              --
 1998                                     $ 9.98        0.61            0.34           0.95          (0.60)              --
 CASH RESERVE FUND
 1994                                     $ 1.00        0.03              --           0.03          (0.03)              --
 1995                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1996                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1997                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1998                                     $ 1.00        0.05              --           0.05          (0.05)              --
 U.S. TREASURY MONEY MARKET FUND
 1994                                     $ 1.00        0.03              --           0.03          (0.03)              --
 1995                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1996                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1997                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1998                                     $ 1.00        0.05              --           0.05          (0.05)              --
--------------------------------------------------------------------------------------------------------------------------------

                                         DISTRIBUTIONS
                                          IN EXCESS OF
                                              NET
              YEAR ENDED                   INVESTMENT
              AUGUST 31,                     INCOME
------------------------------------------------------
 CAPITAL APPRECIATION FUND--CLASS A SHARES
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                           --
 CAPITAL APPRECIATION FUND--CLASS B SHARES
 1997(a)                                     (0.05)(b)
 1998                                           --
 LOUISIANA MUNICIPAL INCOME FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                        (0.00)(b)(h)
 MID-CAP EQUITY FUND--CLASS A SHARES
 1998(g)                                        --
 MID-CAP EQUITY FUND--CLASS B SHARES
 1998(g)                                        --
 TOTAL RETURN BOND FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                        (0.00)(b)(h)
 U.S. GOVERNMENT INCOME FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                           --
 CASH RESERVE FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                           --
 U.S. TREASURY MONEY MARKET FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                           --
-------------------------------------------------------------------------

(a) Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

(b) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(c) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) Computed on an annualized basis.

(f) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(g) Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

(h) Amount is less than 0.01 per share.

(See Notes which are an integral part of the Financial Statements)

-----------------------------------------------------------------------------------------------------------

                          RATIOS TO AVERAGE NET ASSETS
                                             ----------------------------------
                                       NET
                  NET ASSET                             INVESTMENT                 NET ASSETS,    PORTFOLIO
    TOTAL          VALUE,         TOTAL                   INCOME      EXPENSE     END OF PERIOD   TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN (D)   EXPENSES     (LOSS)     WAIVER (F)   (000 OMITTED)     RATE
   --------------------------------------------------------------------------------------------------------
    (1.38)         $13.81           4.27%      1.09%       1.67%          --        $139,081         118%
    (0.48)         $16.09          20.71%      1.25%       1.46%          --        $144,476          69%
    (1.03)         $17.87          18.03%      1.24%       1.08%          --        $169,648          69%
    (2.15)         $22.38          39.56%      1.24%       0.72%          --        $283,040          62%
    (2.41)         $21.14           5.12%      1.21%       0.32%          --        $279,778          62%
    (0.05)         $22.32          18.40%      1.99%(e)   (0.09%)(e)      --        $  4,635          62%
    (2.34)         $20.99           4.36%      1.96%      (0.44%)         --        $ 10,840          62%
    (0.69)         $10.82          (0.76%)     0.71%       5.24%        0.08%       $ 79,698          33%
    (0.66)         $10.99           8.20%      0.77%       5.54%        0.08%       $ 67,600          22%
    (0.60)         $10.94           5.04%      0.74%       5.37%        0.08%       $ 65,717          17%
    (0.58)         $11.21           8.31%      0.69%       5.19%        0.08%       $101,441          17%
    (0.62)         $11.47           8.04%      0.66%       4.94%        0.08%       $ 98,711          24%
       --          $ 8.14         (18.60%)     1.89%(e)   (0.48%)(e)    0.20%(e)    $ 13,422           1%
       --          $ 8.13         (18.70%)     2.76%(e)   (1.22%)(e)    0.17%(e)    $    567           1%
    (0.59)         $ 9.64          (2.46%)     1.21%       5.62%          --        $ 72,088          96%
    (0.54)         $10.05          10.19%      1.30%       5.71%          --        $ 69,455          91%
    (0.57)         $ 9.77           2.90%      1.29%       5.57%          --        $ 71,188          38%
    (0.61)         $ 9.99           8.71%      1.29%       6.00%          --        $ 71,867          65%
    (0.65)         $10.27           9.51%      1.08%       5.66%        0.17%       $ 79,957          31%
    (0.73)         $ 9.92          (1.67%)     0.74%       6.68%        0.06%       $ 67,051          26%
    (0.69)         $10.14           9.60%      0.82%       7.02%        0.06%       $ 42,593           5%
    (0.69)         $ 9.82           3.72%      0.87%       6.64%        0.06%       $ 37,544          27%
    (0.64)         $ 9.98           8.39%      0.88%       6.31%        0.06%       $ 59,438          72%
    (0.60)         $10.33           9.74%      0.73%       5.98%        0.06%       $ 83,535          44%
    (0.03)         $ 1.00           2.73%      0.91%       2.71%          --        $183,922          --
    (0.05)         $ 1.00           4.97%      0.86%       4.87%          --        $191,242          --
    (0.05)         $ 1.00           4.79%      0.87%       4.69%          --        $168,344          --
    (0.05)         $ 1.00           4.70%      0.89%       4.59%          --        $150,377          --
    (0.05)         $ 1.00           4.82%      0.89%       4.72%          --        $149,219          --
    (0.03)         $ 1.00           2.85%      0.66%       2.85%        0.23%       $ 45,022          --
    (0.05)         $ 1.00           5.15%      0.46%       5.15%        0.22%       $116,489          --
    (0.05)         $ 1.00           5.08%      0.44%       4.95%        0.22%       $136,068          --
    (0.05)         $ 1.00           4.92%      0.50%       4.81%        0.14%       $154,624          --
    (0.05)         $ 1.00           4.89%      0.63%       4.78%          --        $175,133          --
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------
    COMBINED NOTES TO FINANCIAL STATEMENTS     TOWER MUTUAL FUNDS
                                               August 31, 1998
---------------------------------------------------------------------

------------------------------------------------------
   (1) ORGANIZATION
------------------------------------------------------

  Tower Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

   -------------------------------------------------------------------------------------------------
     PORTFOLIO NAME                         DIVERSIFICATION    INVESTMENT OBJECTIVE
   -------------------------------------------------------------------------------------------------
     Tower Capital Appreciation Fund          diversified      provide growth of capital and income.
     ("Capital Appreciation Fund")
   -------------------------------------------------------------------------------------------------
     Tower Louisiana Municipal Income non-diversified provide current income which is Fund generally exempt from federal income ("Louisiana Municipal
     Income Fund") tax and personal income taxes imposed
                                                               by the state of Louisiana.
   -------------------------------------------------------------------------------------------------
     Tower Mid-Cap Equity Fund                diversified      total return.
     ("Mid-Cap Equity Fund")
   -------------------------------------------------------------------------------------------------
     Tower Total Return Bond Fund             diversified      maximize total return.
     ("Total Return Bond Fund")
   -------------------------------------------------------------------------------------------------
     Tower U.S. Government Income Fund        diversified      provide current income.
     ("U.S. Government Income Fund")
   -------------------------------------------------------------------------------------------------
     Tower Cash Reserve Fund diversified provide current income consistent
     ("Cash Reserve Fund") with stability of principal.
   -------------------------------------------------------------------------------------------------
     Tower U.S. Treasury Money Market         diversified      provide current income consistent
     Fund                                                      with stability of principal and
     ("U.S. Treasury Money Market Fund")                       liquidity.
   -------------------------------------------------------------------------------------------------

  The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. On July 13, 1998, Mid-Cap Equity Fund acquired a portfolio of a collective trust fund managed by the adviser ("Acquired Fund"). The acquisition was accomplished by a tax-free exchange of 1,591,938 shares of Mid-Cap Equity Fund (valued at $15,919,383) for the 277,944 shares of the Acquired Fund outstanding on July 13, 1998. The Acquired Fund's net assets of $15,919,383, which consisted of Paid in Capital, at that date were combined with those of Mid-Cap Equity Fund. The aggregate net assets of Mid-Cap Equity Fund and the Acquired Fund immediately before the acquisition were $0 and $15,919,383, respectively.

------------------------------------------------------
   (2) SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash

     Reserve and U.S. Treasury Money Market Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for net operating losses. The following reclassification has been made to the financial statements.

   -----------------------------------------------------------------------------------------------------------
                                               MID-CAP EQUITY FUND
   -----------------------------------------------------------------------------------------------------------
                                               INCREASE (DECREASE)
   -----------------------------------------------------------------------------------------------------------
                      PAID IN CAPITAL                             UNDISTRIBUTED NET INVESTMENT INCOME
   -----------------------------------------------------------------------------------------------------------
                         $(10,642)                                              $10,642
   -----------------------------------------------------------------------------------------------------------

     Net investment income, net realized gains, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At August 31, 1998, U.S. Government Income Fund, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

                                                               EXPIRATION YEAR
   ------------------------------------------------------------------------------------------------------
                                                                                           TOTAL TAX LOSS
                          FUND                           2003         2004        2005      CARRYFORWARD
   ------------------------------------------------------------------------------------------------------
     U.S. Government Income Fund                      $1,511,953   $1,298,006   $553,828     $3,363,787
   ------------------------------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by U.S. Treasury Money Market Fund with respect to registration of shares in the first fiscal year, excluding the initial expense of registering the shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

------------------------------------------------------
   (3) SHARES OF BENEFICIAL INTEREST
------------------------------------------------------

  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

  EQUITY AND INCOME FUNDS

   ------------------------------------------------------------------------------------------------------------------
                                                                              CAPITAL APPRECIATION FUND
                                                                       YEAR ENDED                  YEAR ENDED
                                                                     AUGUST 31, 1998             AUGUST 31, 1997
   ------------------------------------------------------------------------------------------------------------------
                          CLASS A SHARES                          SHARES       DOLLARS        SHARES       DOLLARS
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                                                 1,944,199   $ 45,967,030    2,060,360   $ 23,465,207
     Shares issued in connection with the acquisition of the
       Common Trust Funds                                               --             --    2,789,607     57,075,362
     Shares issued to shareholders in payment of distributions
       declared                                                  1,143,415     24,488,265      835,384     15,807,335
     Shares redeemed                                            (2,499,674)   (58,552,238)  (2,528,206)   (52,191,192)
                                                                ----------   ------------   ----------   ------------
       Net change resulting from Class A Share transactions        587,940   $ 11,903,057    3,157,145   $ 44,156,712
                                                                ==========   ============   ==========   ============

   ------------------------------------------------------------------------------------------------------------------
                                                                              CAPITAL APPRECIATION FUND
   ------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                 PERIOD ENDED
                                                                     AUGUST 31, 1998            AUGUST 31, 1997*
   ------------------------------------------------------------------------------------------------------------------
     CLASS B SHARES                                               SHARES       DOLLARS        SHARES       DOLLARS
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                                                   311,166   $  7,414,183      211,458   $  4,376,784
     Shares issued to shareholders in payment of distributions
       declared                                                     28,474        607,340          113          2,391
     Shares redeemed                                               (30,789)      (735,028)      (3,948)       (83,894)
                                                                ----------   ------------   ----------   ------------
       Net change resulting from Class B Share transactions        308,851   $  7,286,495      207,623   $  4,295,281
                                                                ==========   ============   ==========   ============
       Net change resulting from fund share transactions           896,791   $ 19,189,552    3,364,768   $ 48,451,993
                                                                ==========   ============   ==========   ============

  *For the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

   ---------------------------------------------------------------------------------------
                                                                    MID-CAP EQUITY FUND
                                                                       PERIOD ENDED
                                                                     AUGUST 31, 1998**
                           CLASS A SHARES                          SHARES       DOLLARS
   ---------------------------------------------------------------------------------------
     Shares sold                                                     88,819   $    836,513
     Shares issued in connection with the Acquisition             1,591,938     15,919,383
     Shares redeemed                                                (32,017)      (300,346)
                                                                 ----------   ------------
       Net change resulting from Class A Share transactions       1,648,740   $ 16,455,550
                                                                 ==========   ============

  **For the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

   ---------------------------------------------------------------------------------------
                                                                    MID-CAP EQUITY FUND
                                                                       PERIOD ENDED
                                                                     AUGUST 31, 1998**
                           CLASS B SHARES                          SHARES       DOLLARS
   ---------------------------------------------------------------------------------------
     Shares sold                                                     69,657   $    674,853
     Shares redeemed                                                     (5)           (50)
                                                                 ----------   ------------
       Net change resulting from Class B Share transactions          69,652   $    674,803
                                                                 ==========   ============
       Net change resulting from fund share transactions          1,718,392   $ 17,130,353
                                                                 ==========   ============

  **For the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

   -------------------------------------------------------------------------------------------------------------
                                        LOUISIANA MUNICIPAL     TOTAL RETURN BOND FUND       U.S. GOVERNMENT
                                            INCOME FUND                                        INCOME FUND
   -------------------------------------------------------------------------------------------------------------
                                                      YEAR                                  YEAR
                                          YEAR        ENDED        YEAR         YEAR        ENDED        YEAR
                                         ENDED       AUGUST       ENDED        ENDED       AUGUST       ENDED
                                       AUGUST 31,      31,      AUGUST 31,   AUGUST 31,      31,      AUGUST 31,
                                          1998        1997         1998         1997        1998         1997
   -------------------------------------------------------------------------------------------------------------
     Shares sold                         767,090     566,626    1,917,601    1,596,634    3,009,055    1,066,484
     Shares issued in connection with
       the acquisition of the Common
       Trust Funds                            --   3,317,405           --           --          --     2,156,291
     Shares issued to shareholders in
       payment of distributions
       declared                          163,782     155,298      340,357      329,947      65,543        62,787
     Shares redeemed                   (1,379,228)  (992,694)   (1,660,779)  (2,022,793)  (947,489)   (1,151,003)
                                       ----------   ---------   ----------   ----------   ---------   ----------
       Net change resulting from
         share transactions             (448,356)   3,046,635     597,179      (96,212)   2,127,109    2,134,559
                                       ==========   =========   ==========   ==========   =========   ==========

  MONEY MARKET FUNDS

   -----------------------------------------------------------------------------------------------------------
                                                                                          U.S. TREASURY
                                                          CASH RESERVE FUND             MONEY MARKET FUND
   -----------------------------------------------------------------------------------------------------------
                                                         YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED
                                                      AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                         1998           1997           1998           1997
   -----------------------------------------------------------------------------------------------------------
     Shares sold                                     506,085,291    462,383,174    858,263,159     396,797,192
     Shares issued to shareholders in payment of
       distributions declared                          1,897,589      1,743,290      2,936,491       3,258,924
     Shares redeemed                                (509,140,899)  (482,092,964)  (840,690,877)   (381,500,330)
                                                     ------------   ------------   ------------   ------------
       Net change resulting from share transactions   (1,158,019)   (17,966,500)    20,508,773      18,555,786
                                                     ============   ============   ============   ============

------------------------------------------------------
   (4) INVESTMENT ADVISORY FEE AND OTHER
      TRANSACTIONS WITH AFFILIATES
------------------------------------------------------
  INVESTMENT ADVISORY FEE--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

   --------------------------------------------------------------------------------------
                                                                          ANNUAL
     FUND                                                                  RATE
   --------------------------------------------------------------------------------------
     Capital Appreciation Fund                                            0.75%
     Louisiana Municipal Income Fund                                      0.45%
     Mid-Cap Equity Fund                                                  0.75%
     Total Return Bond Fund                                               0.70%
     U.S. Government Income Fund                                          0.45%
     Cash Reserve Fund                                                    0.40%
     U.S. Treasury Money Market Fund                                      0.40%

  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

  DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund and Class B Shares of Mid-Cap Equity Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund and Class B Shares of Mid-Cap Equity Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the year ended August 31, 1998, Louisiana Municipal Income Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund did not incur distribution services fees.

  SHAREHOLDERS SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), Class B Shares of Capital Appreciation Fund and Mid-Cap Equity Fund will pay FSS up to 0.25% of its daily average net assets for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS--During the year ended August 31, 1998, Mid-Cap Equity Fund engaged in purchase transactions with common trust funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $15,432,275. These purchase transactions were attributable to a conversion of the assets of common trust funds into this fund.

  ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five-year period following each Fund's effective date. For the year ended August 31, 1998, the Fund listed below paid the following pursuant to this agreement.

   ---------------------------------------------------------------------------------------------------------------
                                                                                             AMOUNT REIMBURSED
                                                                      EXPENSES OF              TO FAS FOR THE
                                                                       ORGANIZING                YEAR ENDED
     FUND                                                              THE FUNDS              AUGUST 31, 1998
   ---------------------------------------------------------------------------------------------------------------
     U.S. Treasury Money Market Fund                                    $17,585                    $4,396

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

------------------------------------------------------
   (5) INVESTMENT TRANSACTIONS
------------------------------------------------------

  Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1998, were as follows:

   ---------------------------------------------------------------------------------------------------------------
     FUND                                                              PURCHASES                   SALES
   ---------------------------------------------------------------------------------------------------------------
     Capital Appreciation Fund                                        $194,623,575              $208,068,895
     Louisiana Municipal Income Fund                                  $ 23,725,698              $ 29,680,616
     Mid-Cap Equity Fund                                              $ 15,571,158              $    128,241
     Total Return Bond Fund                                           $ 32,161,688              $ 22,510,086
     U.S. Government Income Fund                                      $ 45,197,338              $ 27,491,294
   ---------------------------------------------------------------------------------------------------------------

------------------------------------------------------
   (6) CONCENTRATION OF CREDIT RISK
------------------------------------------------------

  Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at August 31, 1998, 95.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 26.9% of total investments.

------------------------------------------------------
   (7) YEAR 2000 (UNAUDITED)
------------------------------------------------------

  Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of TOWER MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Tower Mutual Funds (comprising, respectively, Tower Capital Appreciation Fund, Tower Louisiana Municipal Income Fund, Tower Mid-Cap Equity Fund, Tower Total Return Bond Fund, Tower U.S. Government Income Fund, Tower Cash Reserve Fund and Tower U.S. Treasury Money Market Fund) as of August 31, 1998 and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian and brokers and, where appropriate, the application of alternative auditing procedures for unsettled security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Tower Mutual Funds at August 31, 1998, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

October 14, 1998

                               TOWER MUTUAL FUNDS

                ------------------------------------------------
                             TRUSTEES AND OFFICERS
                ------------------------------------------------


            TRUSTEES                                    OFFICERS

            EDWARD C. GONZALES                          EDWARD C. GONZALES
                                                        President and Treasurer

            ROBERT L. DIBENEDETTO, M.D.                 JEFFREY W. STERLING
                                                        Vice President and Assistant Treasurer

            JAMES A. GAYLE, SR.                         PETER J. GERMAIN
                                    Secretary

            J. GORDON REISCHE                           GAIL CAGNEY
                               Assistant Secretary

            MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT
            GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE
            U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
            FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN
            MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF
            PRINCIPAL AMOUNT INVESTED. ALTHOUGH MONEY MARKET FUNDS SEEK TO
            MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO
            ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

            THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
            ACCOMPANIED BY THE FUNDS' PROSPECTUS WHICH CONTAINS FACTS CONCERNING THEIR OBJECTIVES AND
            POLICIES, MANAGEMENT FEES, EXPENSES AND OTHER INFORMATION.

--------------------------------------------------------------------------------

FEDERATED SECURITIES CORP. IS DISTRIBUTOR OF THE FUNDS.        G01262-01 (10/98)